UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-10339
Name of Fund: BlackRock Municipal Income Trust (BFK)
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800)
882-0052,
Option 4
Date of fiscal year end: 07/31/2025
Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders
  (a) The Reports to Shareholders are attached herewith.

January 31, 2025

2025 Semi-Annual Report (Unaudited)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
BlackRock Municipal Income Trust (BFK)
BlackRock Municipal Income Trust II (BLE)
BlackRock MuniHoldings Fund, Inc. (MHD)
BlackRock MuniVest Fund, Inc. (MVF)
BlackRock MuniVest Fund II, Inc. (MVT)
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview
For the Reporting Period Ended January 31, 2025

Municipal Market Conditions
Volatility was heightened across fixed income markets as the Federal Reserve (“Fed”) began to ease monetary policy and the contentious election cycle ended in a Republican sweep. While front-end interest rates fell, intermediate and long-end rates surprisingly rose amid stronger than expected economic growth and fiscal deficit concerns.
Municipal bonds started the year slow but rebounded as seasonals turned increasingly positive in the summer. Weakness in the fourth quarter eroded most of the gains, before a volatile but virtually flat January ended the period. The Bloomberg Municipal Bond Index returned 2.08% as high yield bonds, barbell yield curve strategies, and the Puerto
Rico, IDR/PCR, and housing sectors performed best. On a relative basis, the asset class outperformed versus duration matched Treasuries.

Bloomberg Municipal Bond Index (a)
Total Returns as of January 31, 2025
6	months:	1.05%
12	months:	2.08%
During the 12-months ended January 31, 2025, municipal bond funds experienced net inflows totaling $27 billion
(based on data from the Investment Company Institute), concentrated in long-term and high yield funds. At the same time, the market absorbed $494 billion in issuance, a 35% year-over-year increase, boosted by increased borrowing needs on the back of deferred maintenance and elevated inflation as well as a pull forward of supply ahead of the election.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2024, to January 31, 2025, yields on AAA-rated 30-year municipal bonds increased by 45 basis points (bps) from 3.52% to 3.97%, ten-year yields increased by 59 bps from 2.38% to 2.97%, five-year yields increased by 41 bps from 2.36% to 2.77%, and two-year yields increased by 3 bps from
2.64% to 2.67% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 42 bps to a slope of 130 bps, lagging the 63 bps of steepening experienced by the Treasury curve.
Despite a slight cheapening of the asset class during the period, relative valuations remain historically rich and should continue to limit interest from crossover investors.
Financial Conditions of Municipal Issuers
Most municipal issuers are stable, as tax receipts and spending have normalized since the COVID era. With reserves at record highs, debt service burdens near 50-year lows, and pension funding levels dramatically improving, states are well positioned to weather an economic slowdown or significant targeted changes to federal spending or tax policy. Local governments and suburban school districts that primarily rely on property tax revenues typically fare well during a slowdown. However, affordability is becoming a concern as the rapid appreciation of home values drives property taxes and homeowner insurance costs higher. Large cities have adjusted to declining commercial real estate values, but changes to federal immigration policy will create near-term budgetary pressure. We view changes in federal tax and spending policy as the largest risk to the sector since federal funds represent, on average, 35% of state budgets. States with higher poverty rates and limited own-source revenue rely more on federal aid, making it difficult to enact dramatic across-the-board cuts to large non-discretionary programs such as Medicaid.
We continue to favor revenue-sector issuers over state and local governments since they are typically lower-rated and offer additional yield. Most municipal revenue sector borrowers are highly defensive, as they are monopolistic providers of essential services that can raise user fees to cover operations. In the investment-grade sector, we prefer single-A and triple-B bonds. We also favor prepaid gas and housing bonds that offer attractive yields, high quality, and good liquidity.
The opinions expressed are those of BlackRock as of January 31, 2025 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a)

The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund
’
s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of
$130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund
’
s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund
’
s financing cost of
leverage is significantly lower than the income earned on a Fund
’
s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common
Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage.
In such circumstance, the investment adviser may nevertheless determine to maintain a Fund
’
s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments.
In contrast, the amount of each Fund
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Muni Term Preferred Shares (“VMTP Shares" or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the
1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
Investment Objective
BlackRock Investment Quality Municipal Trust, Inc.
’
s (
BKN
) (the “
Fund
”)
investment objective is to provide high current income exempt from regular U.S. federal income tax consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in securities rated investment grade at the time of investment. The Fund may invest up to 20% of its assets in unrated securities that are deemed by the investment adviser to be of comparable quality. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of the Fund and the Board of Directors of each of BlackRock MuniYield Fund, Inc. (MYD) and BlackRock MuniYield Quality Fund
II, Inc. (MQT) (collectively, the “Target Funds”) approved the reorganization of each Target Fund into BlackRock MuniYield Quality Fund, Inc. (MQY), with MQY continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information

Symbol on New York Stock Exchange	BKN
Initial Offering Date	February 28, 1993
Yield on Closing Market Price as of January 31, 2025 ($11.49) (a)	5.95%
Tax Equivalent Yield (b)	10.05%
Current Monthly Distribution per Common Share (c)	$0.057000
Current Annualized Distribution per Common Share (c)	$0.684000
Leverage as of January 31, 2025 (d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.49	$ 12.19	(5.74) %	$ 13.15	$ 11.05
Net Asset Value	12.67	13.07	(3.06)	13.37	12.39
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	(0.30) %	2.00%	(0.62) %	2.63%
Fund at Market Price (a)(b)	(3.06)	3.79	(1.55)	1.63
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in high yield and lower-rated investment-grade bond made a positive contribution to absolute performance. At the sector level, corporate-backed was the best performer driven by both spread tightening and income. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	23.1%
County/City/Special District/School District	21.6
Corporate	14.0
Utilities	12.3
State	8.6
Health	7.7
Housing	6.1
Education	4.4
Tobacco	2.2

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	4.8%
2026	2.8
2027	9.1
2028	5.7
2029	7.3

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	6.7%
AA/Aa	49.8
A	24.3
BBB/Baa	7.9
BB/Ba	2.7
B	1.2
N/R (e)	7.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock Municipal Income Trust (BFK)
Investment Objective
BlackRock Municipal Income Trust
’
s (
BFK
) (the “
Fund
”)
investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade, or if unrated, deemed to be of comparable quality by the investment adviser, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of the Fund and the Board of Trustees of each BlackRock Municipal Income Trust II (BLE) and BlackRock Municipal Income
Quality Trust (BYM), (collectively, the “Target Funds”) approved the reorganization of each Target Fund into BlackRock MuniHoldings Fund, Inc. (MHD), with MHD continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information

Symbol on New York Stock Exchange	BFK
Initial Offering Date	July 31, 2001
Yield on Closing Market Price as of January 31, 2025 ($10.25) (a)	5.85%
Tax Equivalent Yield (b)	9.88%
Current Monthly Distribution per Common Share (c)	$0.050000
Current Annualized Distribution per Common Share (c)	$0.600000
Leverage as of January 31, 2025 (d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.25	$ 10.23	0.20%	$ 10.72	$ 9.79
Net Asset Value	11.16	11.43	(2.36)	11.66	11.01
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	0.50%	2.33%	(0.78) %	2.04%
Fund at Market Price (a)(b)	3.13	7.46	(2.11)	1.61
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock Municipal Income Trust (BFK)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to pause the process of cutting interest rates.
The Fund’s holdings in higher-quality, investment-grade securities produced positive absolute returns. At the sector level, the largest positive contributions came from tax-backed state, transportation, corporate-backed, and healthcare issues.
The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk did not have a meaningful impact on performance. The Fund’s use of leverage detracted from results at a time of price weakness and elevated borrowing costs. Holdings in longer-maturity, discount-coupon bonds were a further detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	25.7%
County/City/Special District/School District	16.0
State	14.7
Health	12.5
Corporate	12.1
Utilities	7.7
Tobacco	6.5
Housing	3.1
Education	1.7

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	9.3%
2026	8.1
2027	9.7
2028	17.0
2029	7.9

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	13.8%
AA/Aa	45.0
A	25.6
BBB/Baa	5.1
BB/Ba	1.7
B	0.4
N/R (e)	8.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock Municipal Income Trust II (BLE)
Investment Objective
BlackRock Municipal Income Trust II
’
s
(
BLE
) (the “
Fund
”)
investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of each of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Quality Trust (BYM) and the Fund, (collectively, the “Target Funds”) approved the reorganization of each Target Fund into BlackRock MuniHoldings Fund, Inc. (MHD), with MHD continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information

Symbol on New York Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of January 31, 2025 ($10.71) (a)	6.05%
Tax Equivalent Yield (b)	10.22%
Current Monthly Distribution per Common Share (c)	$0.054000
Current Annualized Distribution per Common Share (c)	$0.648000
Leverage as of January 31, 2025 (d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.71	$ 10.86	(1.38) %	$ 11.36	$ 10.38
Net Asset Value	11.81	12.15	(2.80)	12.44	11.55
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	0.07%	2.51%	(0.07) %	2.27%
Fund at Market Price (a)(b)	1.53	6.48	(2.78)	1.00
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock Municipal Income Trust II (BLE)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
In this environment, the Fund’s holdings in longer-maturity bonds generally experienced the weakest returns. However, positions in shorter-term issues contributed positively.
The Fund’s use of leverage detracted from results given the weakness in municipal bond prices.
At the sector level, holdings in state tax-backed and housing issues made the largest contributions to absolute returns. On the other hand, the healthcare sector was the most notable detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	23.8%
County/City/Special District/School District	15.6
State	11.0
Corporate	10.9
Housing	10.3
Health	9.8
Utilities	9.7
Education	5.9
Tobacco	3.0

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	5.3%
2026	2.4
2027	5.0
2028	11.9
2029	6.3

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	8.9%
AA/Aa	46.2
A	25.3
BBB/Baa	9.0
BB/Ba	2.2
B	0.5
N/R (e)	7.9

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock MuniHoldings Fund, Inc. (MHD)
Investment Objective
BlackRock MuniHoldings Fund, Inc.
’
s (
MHD
) (the “
Fund
”)
investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The
Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of each of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Trust II (BLE) and BlackRock Municipal Income
Quality Trust (BYM) (collectively, the “Target Funds”) approved the reorganization of each Target Fund into MHD, with MHD continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information

Symbol on New York Stock Exchange	MHD
Initial Offering Date	May 2, 1997
Yield on Closing Market Price as of January 31, 2025 ($12.11) (a)	5.90%
Tax Equivalent Yield (b)	9.97%
Current Monthly Distribution per Common Share (c)	$0.059500
Current Annualized Distribution per Common Share (c)	$0.714000
Leverage as of January 31, 2025 (d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 12.11	$ 12.04	0.58%	$ 12.87	$ 11.60
Net Asset Value	13.24	13.61	(2.72)	13.93	12.94
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	0.01%	2.23%	(0.71) %	2.00%
Fund at Market Price (a)(b)	3.41	7.33	(2.56)	1.41
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock MuniHoldings Fund, Inc. (MHD)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in high yield and lower-rated investment-grade bonds made a positive contribution to absolute performance. At the sector level, corporate-backed was the best performer driven by both spread tightening and income. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	28.4%
County/City/Special District/School District	15.0
Corporate	13.4
Utilities	12.2
Health	9.9
State	9.2
Housing	6.1
Education	4.6
Tobacco	1.2

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	5.2%
2026	1.8
2027	6.1
2028	7.9
2029	8.5

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	7.3%
AA/Aa	47.2
A	27.9
BBB/Baa	6.4
BB/Ba	2.4
B	0.7
N/R (e)	8.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock MuniVest Fund, Inc. (MVF)
Investment Objective
BlackRock MuniVest Fund, Inc.
’
s
(
MVF
) (the “
Fund
”)
investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of an aggregate of the Fund
’
s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the
Fund primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Fund
’
s investment adviser to
be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of January 31, 2025 ($7.25) (a)	5.96%
Tax Equivalent Yield (b)	10.07%
Current Monthly Distribution per Common Share (c)	$0.036000
Current Annualized Distribution per Common Share (c)	$0.432000
Leverage as of January 31, 2025 (d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 7.25	$ 7.35	(1.36) %	$ 7.61	$ 7.02
Net Asset Value	7.83	8.05	(2.73)	8.24	7.67
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	(0.02) %	2.68%	(0.14) %	2.20%
Fund at Market Price (a)(b)	1.40	9.67	(0.55)	1.44
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock MuniVest Fund, Inc. (MVF)
Holdings in the transportation, corporate-backed, and pre-refunded sectors were the leading contributors to absolute performance, while healthcare, utilities, and tobacco detracted. In terms of rating tiers, BBB, AA, A, and unrated securities were the largest contributors. Positions in shorter-term issues contributed, but holdings in bonds with maturities of 20 years and above generally experienced weak returns in the rising-rate environment. The Fund’s use of U.S. Treasury futures to manage interest rate risk was an additional detractor. Holdings in premium-coupon issues contributed positively.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	26.9%
Health	15.0
Corporate	12.9
State	11.7
County/City/Special District/School District	11.2
Utilities	7.4
Housing	6.2
Education	5.3
Tobacco	3.4

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	12.1%
2026	2.4
2027	10.3
2028	5.6
2029	3.9

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	2.8%
AA/Aa	53.6
A	21.4
BBB/Baa	7.1
BB/Ba	3.9
B	1.8
N/R (e)	9.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock MuniVest Fund II, Inc. (MVT)
Investment Objective
BlackRock MuniVest Fund II, Inc.
’
s (
MVT
) (the “
Fund
”)
investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80%
of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	MVT
Initial Offering Date	March 29, 1993
Yield on Closing Market Price as of January 31, 2025 ($10.73) (a)	6.04%
Tax Equivalent Yield (b)	10.20%
Current Monthly Distribution per Common Share (c)	$0.054000
Current Annualized Distribution per Common Share (c)	$0.648000
Leverage as of January 31, 2025 (d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.73	$ 11.04	(2.81) %	$ 11.70	$ 10.43
Net Asset Value	12.08	12.40	(2.58)	12.69	11.79
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	0.24%	2.50%	(0.34) %	2.16%
Fund at Market Price (a)(b)	0.01	5.81	(2.23)	0.95
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock MuniVest Fund II, Inc. (MVT)
In this environment, the Fund’s holdings in longer-maturity bonds generally experienced the weakest returns. However, positions in shorter-term issues contributed positively.
The Fund’s use of leverage detracted from results given the weakness in municipal bond prices.
At the sector level, transportation and housing issues made the largest contributions to absolute returns. On the other hand, the healthcare sector was the most notable detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	26.0%
County/City/Special District/School District	15.1
Utilities	12.2
Corporate	11.1
State	10.3
Health	9.9
Housing	8.8
Tobacco	3.5
Education	3.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	4.7%
2026	1.0
2027	5.8
2028	10.7
2029	8.7

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	8.4%
AA/Aa	45.4
A	27.9
BBB/Baa	6.6
BB/Ba	2.3
B	1.4
N/R (e)	8.0

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of January 31, 2025

BlackRock MuniYield Quality Fund II, Inc. (MQT)
Investment Objective
BlackRock MuniYield Quality Fund II, Inc.
’
s (
MQT
) (the “
Fund
”)
investment objective is to provide shareholders with as high a level of current income exempt from U.S federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least
80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S federal alternative minimum tax). The Fund invests in municipal bonds which are in the three highest quality rating categories (A or better), or are deemed to be of comparable quality by the investment adviser at the time of investment. The Fund invests primarily in long-term municipal bonds with maturities of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors/Trustees of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Fund, Inc. (MYD) and the Fund
(collectively, the “Target Funds”) approved the reorganization of each Target Fund into BlackRock MuniYield Quality Fund, Inc. (MQY), with MQY continuing as the surviving
Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Fund Information

Symbol on New York Stock Exchange	MQT
Initial Offering Date	August 28, 1992
Yield on Closing Market Price as of January 31, 2025 ($10.18) (a)	6.01%
Tax Equivalent Yield (b)	10.15%
Current Monthly Distribution per Common Share (c)	$0.051000
Current Annualized Distribution per Common Share (c)	$0.612000
Leverage as of January 31, 2025 (d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares

and TOB Trusts

as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.18	$ 10.52	(3.23) %	$ 10.98	$ 9.82
Net Asset Value	11.31	11.65	(2.92)	11.92	11.07
Performance
Returns for the period ended January 31, 2025 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	(0.09) %	1.92%	(0.20) %	2.48%
Fund at Market Price (a)(b)	(0.41)	4.86	(0.58)	2.04
National Customized Reference Benchmark (c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index (d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of January 31, 2025
(continued)

BlackRock MuniYield Quality Fund II, Inc. (MQT)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in high yield and lower-rated investment-grade bond made a positive contribution to absolute performance. At the sector level, corporate-backed was the best performer driven by both spread tightening and income. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
Transportation	33.1%
County/City/Special District/School District	14.9
Corporate	12.5
Utilities	11.1
State	9.1
Health	8.9
Education	5.1
Housing	4.2
Tobacco	1.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent of Total Investments (b)
2025	4.3%
2026	5.9
2027	5.8
2028	8.1
2029	6.9

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	6.3%
AA/Aa	46.1
A	28.3
BBB/Baa	6.4
BB/Ba	1.7
B	0.3
N/R (e)	10.9

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.5%
Black Belt Energy Gas District, RB (a)
Series A, 5.25%, 01/01/54	$760	$ 809,116
Series A, 5.25%, 05/01/55	405	430,223
Series D, 5.00%, 03/01/55	1,405	1,498,982
Series F, 5.50%, 11/01/53	735	774,454
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,505	1,617,267
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54 (a)	900	965,842
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,364,465
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 5.00%, 01/01/56	1,560	1,635,159
Series A-1, 5.50%, 01/01/53	670	715,105
		9,810,613
Arizona — 3.5%
Arizona Industrial Development Authority, Refunding RB (b)
Series A, 5.50%, 07/01/52	215	207,366
Series G, 5.00%, 07/01/47	430	429,833
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	930,985
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,160,086
5.00%, 12/01/37	4,585	4,936,133
		7,664,403
Arkansas — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49 (b)	1,450	1,432,411
AMT, Sustainability Bonds, 5.70%, 05/01/53	380	396,944
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	755	754,999
		2,584,354
California — 10.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	335	343,239
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	295	303,873
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34 (c)	2,475	2,714,499
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38 (d)	12,000	7,155,447
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39 (c)	4,000	4,774,955
Series B, Election 2006, 0.00%, 08/01/30 (d)	2,270	1,928,849
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27 (c)(e)	4,200	4,547,286
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	708,540
		22,476,688
Colorado — 0.8%
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,692,639
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	130	138,344
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB (continued)
4.25%, 07/15/53	$175	$ 166,868
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,390	1,397,823
		1,703,035
District of Columbia — 3.1%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,206,301
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/48	455	477,036
Series A, AMT, 5.25%, 10/01/53	665	695,862
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGM-CR), 0.00%, 10/01/40 (d)	1,800	915,898
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	1,520	1,426,612
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,125	2,097,129
		6,818,838
Florida — 15.1%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,830,603
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49 (b)	100	91,765
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29 (e)	5	5,478
Series A, 5.00%, 10/01/47	1,300	1,342,378
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	484,647
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,297,043
County of Miami-Dade Florida, RB (d)
0.00%, 10/01/32	5,000	3,834,018
0.00%, 10/01/33	15,375	11,295,707
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	325	340,016
County of Osceola Florida Transportation Revenue, Refunding RB, CAB (d)
Series A-2, 0.00%, 10/01/46	420	144,077
Series A-2, 0.00%, 10/01/47	680	219,085
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	181,895
Florida Development Finance Corp., RB, 6.50%, 06/30/57 (b)(f)(g)	171	45,288
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	2,590	2,687,055
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,139,908
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,840	1,855,614
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	260	280,910
Series C, 4.13%, 11/15/51	980	922,445
Series C, 5.50%, 11/15/54	420	463,692
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	203,370
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	$1,590	$ 1,644,327
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	1,050	1,032,034
Series A, 5.25%, 10/01/56	380	404,868
Village Community Development District No. 15, SAB, 5.25%, 05/01/54 (b)	195	199,912
		32,946,135
Georgia — 1.6%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	492,955
Development Authority for Fulton County, RB, 4.00%, 07/01/49	145	135,333
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62 (b)	175	169,583
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	718,940
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	205	217,831
Series A, 5.00%, 06/01/53 (a)	565	593,538
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	326,081
Series A, 5.00%, 01/01/59	770	780,153
		3,434,414
Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	785	794,529
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	270	273,774
Illinois — 5.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,235,494
Series D, 5.00%, 12/01/46	1,635	1,611,398
Series H, 5.00%, 12/01/36	375	377,790
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/34	370	373,522
Series D, 5.00%, 12/01/26	675	684,228
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	642,046
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	695	745,814
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	470	499,718
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	943,011
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	820	770,144
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	597,497
State of Illinois, GO
5.50%, 05/01/39	1,610	1,740,418
Series C, 5.00%, 12/01/48	740	771,350
		10,992,430
Security	Par (000)	Value
Indiana — 0.6%
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	$1,255	$ 1,309,091
Kentucky — 1.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52 (b)	135	129,228
Kentucky Public Transportation Infrastructure Authority, RB, CAB (c)
Convertible, 6.45%, 07/01/34	1,000	1,160,388
Convertible, 6.60%, 07/01/39	1,395	1,614,703
		2,904,319
Louisiana — 1.6%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	425	435,160
5.25%, 10/01/53	915	934,913
AMT, 5.75%, 09/01/64	1,030	1,112,232
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	995	1,037,385
		3,519,690
Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	260,157
5.25%, 07/01/44	260	260,110
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	705	712,780
		1,233,047
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	909,156
Series A, 5.00%, 01/01/47	1,010	1,018,335
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,202,780
5.00%, 04/15/40	600	600,010
		3,730,281
Michigan — 2.6%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	941,233
Series A, 4.00%, 11/15/50	295	263,721
Sustainability Bonds, 5.50%, 02/28/57	115	125,712
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,665,689
Series D, Sustainability Bonds, 4.45%, 12/01/49	340	320,371
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,724,104
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	655	705,267
		5,746,097
Minnesota — 1.1%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,706,261
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52 (b)	305	298,532
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	390	402,480
		2,407,273

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 0.3%
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	$575	$ 590,527
Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	600	601,085
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,248
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	307	300,077
New Jersey — 3.4%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	174,938
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	990,931
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.13%, 07/01/42	300	300,375
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	600	574,576
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	260	260,282
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	1,990	2,028,652
Series AA, 5.00%, 06/15/46	600	600,889
Series BB, 4.00%, 06/15/50	1,200	1,128,782
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35 (d)	1,600	1,048,627
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	190	209,967
		7,318,019
New York — 12.3%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,719,671
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	786,717
Series C-1, 5.00%, 11/15/56	320	321,733
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,700	1,742,548
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	565,845
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	810	843,587
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	810	815,253
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	685	695,736
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	825	826,387
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	228,834
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41 (b)	1,300	1,299,941
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	774,257
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	$1,785	$ 1,249,667
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	421,844
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	192,772
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	605	577,309
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	421,867
AMT, 5.63%, 04/01/40	420	450,227
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	945	985,874
AMT, Sustainability Bonds, 5.25%, 06/30/49	625	650,826
AMT, Sustainability Bonds, 5.50%, 06/30/54	725	763,759
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,545	1,615,535
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,270	1,332,770
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,040	1,103,926
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,330	1,363,713
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	220	224,046
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,105	2,000,332
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,645	1,731,582
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,059,733
		26,766,291
North Carolina — 0.9%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	1,410	1,396,061
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	455	459,484
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	156,812
		2,012,357
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	820	829,200
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,795	1,614,184
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,020	1,020,940
		2,635,124
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	315	305,552
Oregon — 0.6%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 10/01/54 (h)	1,295	1,383,656
Pennsylvania — 6.4%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	890,458
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	$1,625	$ 1,635,998
Mckeesport Area School District, Refunding GO, (FGIC SAW), 0.00%, 10/01/31 (d)(i)	500	392,178
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,600,276
AMT, 5.50%, 06/30/41	810	872,407
AMT, 5.75%, 06/30/48	700	752,063
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	810,053
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	1,185	1,185,227
Series B2, 5.50%, 11/01/54	720	777,571
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	1,780	1,813,273
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	376,949
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,030	2,877,668
		13,984,121
Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,557,723
Series A-1, Restructured, 5.00%, 07/01/58	5,324	5,307,669
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,438,402
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (d)	4,285	1,404,496
		9,708,290
South Carolina — 3.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54 (a)	520	559,223
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55 (b)	755	644,677
Series A, 5.50%, 11/01/50	1,030	1,130,636
Series A, 5.50%, 11/01/54	310	338,634
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,110	1,965,896
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	305	333,424
Series A, 4.00%, 12/01/55	2,500	2,259,534
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	104,743
		7,336,767
Tennessee — 2.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	144,576
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	907,508
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	180	188,139
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.25%, 10/01/58	725	730,456
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB (continued)
Series A, 5.00%, 10/01/45	$1,000	$ 975,342
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	927,119
Tennergy Corp., RB, Series A, 5.50%, 10/01/53 (a)	950	1,012,201
		4,885,341
Texas — 14.1%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	380	382,074
7.88%, 11/01/62	330	342,349
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	838,561
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	106,413
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	105,903
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,735
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	310	333,242
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series A, AMT, 4.00%, 07/01/40	475	452,868
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	315	299,612
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	1,995,141
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38 (d)	5,000	2,376,549
Humble Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,500	4,771,978
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27 (d)(e)	16,780	8,984,724
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	310	294,913
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	776,259
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	520	545,407
1st Lien, 5.00%, 10/01/53	435	458,930
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	405	389,172
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	465	424,563
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	100	102,692
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,393,659
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,560	1,576,731
Texas Transportation Commission State Highway 249 System, RB, CAB (d)
0.00%, 08/01/35	420	270,431
0.00%, 08/01/36	235	143,793
0.00%, 08/01/37	305	176,623
0.00%, 08/01/38	315	172,652
0.00%, 08/01/44	950	372,791

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB (d) (continued)
0.00%, 08/01/45	$1,800	$ 668,961
Texas Water Development Board, RB, 4.80%, 10/15/52	1,880	1,942,401
		30,797,127
Utah — 0.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	120	121,196
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/51	425	434,429
Series A, AMT, 5.25%, 07/01/53	440	460,181
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37 (b)	205	198,787
(UT), 4.00%, 04/15/42	600	557,457
		1,772,050
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	280,109
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	293	281,934
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59 (c)	702	561,414
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	993,272
		1,836,620
Washington — 1.2%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	630,284
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,870,328
		2,500,612
Wisconsin — 0.8%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	125	122,376
Class A, 6.13%, 06/15/57	140	138,400
Series A, 5.00%, 06/01/36 (b)	100	90,270
Series A, 5.00%, 06/01/51 (b)	320	255,428
Series A, 5.00%, 06/01/61 (b)	405	314,097
Series A, AMT, Senior Lien, 5.75%, 07/01/49	835	891,542
		1,812,113
Total Municipal Bonds — 110.0% (Cost: $228,420,343)		239,821,936
Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Alabama (a) — 7.0%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54 (k)	3,299	3,592,931
Series C-1, 5.25%, 02/01/53	6,771	7,108,825
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,516,630
		15,218,386
Security	Par (000)	Value
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	$3,610	$ 3,883,252
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,196	3,418,747
District of Columbia — 4.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,102	2,103,171
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/49	3,556	3,616,346
Series A, AMT, 5.25%, 10/01/49	2,836	2,995,323
		8,714,840
Florida — 1.1%
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,460	2,527,153
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53 (a)(k)	2,476	2,637,403
Illinois — 4.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49 (k)	3,226	3,396,848
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,608,907
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,778,033
		9,783,788
Massachusetts — 2.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	2,444	2,580,015
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,221,766
		4,801,781
Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,149	1,977,259
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	2,025	2,011,826
Nebraska — 2.2%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	1,889	1,861,068
Omaha Public Power District, RB, Series C, 5.00%, 02/01/54	2,774	2,945,035
		4,806,103
New York — 5.5%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/50	3,271	3,490,413
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, RB, Sub Series CC-1, 5.25%, 06/15/54	$2,669	$ 2,893,565
New York City Transitional Finance Authority, RB, Series B, 5.00%, 05/01/48	2,101	2,231,237
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,537,340
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,828,549
		11,981,104
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	1,830	1,970,113
Rhode Island — 1.4%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	3,256	3,181,131
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)(k)	3,989	4,303,698
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52 (a)(k)	3,885	4,107,099
Texas — 7.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	3,648	3,848,310
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,547,135
Denton Independent School District, GO
(PSF-GTD), 5.00%, 08/15/48	3,120	3,334,088
(PSF-GTD), 5.00%, 08/15/53	2,071	2,186,753
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,352,470
Texas Water Development Board, RB, 4.80%, 10/15/52	2,475	2,557,150
		15,825,906
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,627,547
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.6% (Cost: $102,135,691)		103,777,136
Total Long-Term Investments — 157.6% (Cost: $330,556,034)		343,599,072

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (l)(m)	2,532,754	$ 2,533,007
Total Short-Term Securities — 1.2% (Cost: $2,533,007)		2,533,007
Total Investments — 158.8% (Cost: $333,089,041)		346,132,079
Other Assets Less Liabilities — 0.4%		962,762
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.1)%		(61,325,718)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.1)%		(67,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 217,969,123

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $11,697,234. See
Note 4 of the Notes to Financial Statements for details.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,462,930	$ —	$ (929,923) (a)	$ —	$ —	$ 2,533,007	2,532,754	$ 56,557	$ —

(a)	Represents net amount purchased (sold).

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	40	03/20/25	$ 4,359	$ (40,682)
U.S. Long Bond	31	03/20/25	3,535	(62,449)
5-Year U.S. Treasury Note	25	03/31/25	2,663	(17,416)
				$ (120,547)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 120,547	$ —	$ 120,547

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (346,985)	$ —	$ (346,985)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 155,244	$ —	$ 155,244
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 5,278,910
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 239,821,936	$ —	$ 239,821,936
Municipal Bonds Transferred to Tender Option Bond Trusts	—	103,777,136	—	103,777,136
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,533,007	$ —	$ —	$ 2,533,007
	$ 2,533,007	$ 343,599,072	$ —	$ 346,132,079
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (120,547)	$ —	$ —	$ (120,547)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (60,907,612)	$ —	$ (60,907,612)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$ —	$ (128,707,612)	$ —	$ (128,707,612)
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.9%
Alabama Corrections Institution Finance Authority, RB, 5.25%, 07/01/47	$870	$ 919,024
Black Belt Energy Gas District, RB (a)
Series B, 5.25%, 12/01/53	5,455	5,872,623
Series C, 5.50%, 10/01/54	10,000	10,890,780
Series F, 5.50%, 11/01/53	795	837,675
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54 (a)	3,500	3,860,367
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53 (a)	1,345	1,435,547
		23,816,016
Arizona — 4.8%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,648,873
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46 (b)	3,400	3,280,640
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,475,515
5.00%, 12/01/37	7,460	8,031,310
		23,436,338
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49 (b)	4,665	4,648,908
AMT, Sustainability Bonds, 5.70%, 05/01/53	855	893,123
		5,542,031
California — 5.2%
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	750	768,445
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	585	602,596
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (b)	2,970	2,970,805
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	2,000	2,035,288
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,325	2,430,097
Riverside County Transportation Commission, RB, CAB (c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,461,282
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,823,504
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,219,022
San Marcos Unified School District, GO, CAB (c)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,518,421
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,627,659
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,000	4,079,655
		25,536,774
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/48	3,000	3,028,628
Series D, AMT, 5.75%, 11/15/45	835	916,463
		3,945,091
Security	Par (000)	Value
District of Columbia — 5.2%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/47	$2,050	$ 2,181,376
Series C, 4.00%, 05/01/45	2,480	2,425,356
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	19,290	19,662,291
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,000	1,048,430
		25,317,453
Florida — 4.6%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	4,760	4,769,121
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	207,820
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/49	2,825	2,877,064
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	13,000	12,236,522
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	438,851
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35 (d)(e)	3,159	2,001,047
		22,530,425
Georgia — 1.9%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53 (a)	9,000	9,454,595
Illinois — 4.4%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/35	2,905	2,906,162
Chicago O ’ Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	5,205	5,215,313
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/44	2,000	1,887,998
State of Illinois, GO
Series A, 4.00%, 03/01/40	3,130	3,025,818
Series A, 5.50%, 03/01/47	1,275	1,372,582
Series C, 4.00%, 10/01/41	1,510	1,447,942
Series C, 4.00%, 10/01/42	5,000	4,823,913
Series C, (BAM-TCRS), 4.25%, 10/01/45	710	704,707
		21,384,435
Indiana — 1.1%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,663,743
Iowa — 1.0%
Iowa Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 08/01/39	1,600	1,823,984
University of Iowa Facilities Corp., RB, BAB
5.00%, 06/01/47	1,890	2,021,574
5.00%, 06/01/48	1,190	1,268,627
		5,114,185
Kentucky — 2.6%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52 (a)	9,000	9,008,288
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43 (f)	$2,325	$ 2,683,448
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	991,525
		12,683,261
Massachusetts — 2.3%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/48	4,900	5,230,811
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,849,387
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,418,348
		11,498,546
Michigan — 4.4%
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,244,854
Michigan Finance Authority, RB, 5.00%, 11/01/44	5,000	5,030,167
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	2,039,901
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	6,300	6,323,659
Series I, 5.00%, 10/15/46	1,000	1,009,012
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,143,754
		21,791,347
Minnesota — 1.6%
City of Rochester Minnesota, RB, 4.00%, 11/15/48	5,000	4,667,095
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,976,801
		7,643,896
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 5.00%, 06/01/48	3,025	3,093,361
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50 (a)	100	104,017
New Jersey — 10.5%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,036,913
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,683,484
Series EEE, 5.00%, 06/15/48	11,690	12,003,210
AMT, 5.38%, 01/01/43	2,285	2,289,027
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,861	5,014,114
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,502,068
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28 (g)	980	1,058,365
5.00%, 06/15/46	1,820	1,868,907
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	2,500	2,537,812
Series B, AMT, 5.00%, 01/01/42	4,000	4,050,662
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,140	4,175,405
Sub-Series B, 5.00%, 06/01/46	10,075	10,104,822
		51,324,789
Security	Par (000)	Value
New York — 11.3%
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	$3,210	$ 3,290,341
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,609,065
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,373,034
New York City Transitional Finance Authority, RB, Series C-S, Subordinate, 5.00%, 05/01/48	7,500	7,992,749
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	775	776,326
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41 (b)	3,100	3,099,860
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,708,258
New York Liberty Development Corp., Refunding RB (b)
Class 1, 5.00%, 11/15/44	6,230	6,231,945
Class 2, 5.38%, 11/15/40	1,655	1,655,120
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	1,610	1,652,666
Series B, 5.00%, 02/15/35	7,500	7,505,413
New York State Thruway Authority, Refunding RB, Series O, 4.00%, 01/01/49	4,995	4,815,432
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	980,851
Series A, AMT, 5.00%, 07/01/46	1,165	1,164,656
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,216,914
Port Authority of New York & New Jersey, Refunding RB, 4.00%, 09/01/39	1,110	1,123,780
		55,196,410
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,780	3,399,229
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	14,905	14,695,906
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,421,796
		19,516,931
Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,761,912
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	2,125	2,147,228
		3,909,140
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	7,525	7,575,928
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,777,599
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	723,894
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	5,450	5,820,164
		18,897,585
Puerto Rico — 5.4%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	3,027,341
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,795,503

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$4,044	$ 3,954,446
Series A-1, Restructured, 5.00%, 07/01/58	10,387	10,355,137
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,278,058
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (c)	9,070	2,972,878
		26,383,363
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/48	3,900	4,300,419
Tennessee — 4.3%
City of Memphis Tennessee Electric System Revenue, RB, Series A, 4.00%, 12/01/45	1,500	1,455,462
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	6,590	6,617,709
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,117,665
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53 (a)	7,260	7,509,272
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	2,135	2,315,837
		21,015,945
Texas — 7.8%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	845	849,611
7.88%, 11/01/62	720	746,944
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/46	3,550	3,632,348
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	600	643,999
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	5,000	4,714,956
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,727,687
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	470,017
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,789,380
(BAM), 5.00%, 09/01/47	1,100	1,124,753
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27 (c)(g)	15,200	7,221,094
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,966,426
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,780	5,169,212
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,310	2,334,775
Thrall Independent School District, GO, (PSF-GTD), 5.25%, 02/15/48	3,525	3,762,139
		38,153,341
Security	Par (000)	Value
Utah — 0.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	$280	$ 282,790
Washington — 0.6%
Washington Health Care Facilities Authority, RB, Series A, 5.00%, 08/15/45	3,000	3,000,281
Total Municipal Bonds — 96.1% (Cost: $457,236,699)		470,536,508
Municipal Bonds Transferred to Tender Option Bond Trusts (h)
California — 7.3%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,842,884
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,603,074
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	15,243,931
		35,689,889
Colorado — 4.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43	10,000	10,180,939
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	11,625	12,429,604
		22,610,543
Georgia — 2.8%
City of Atlanta Georgia Department of Aviation, ARB, Series B, AMT, 5.00%, 07/01/44	13,280	13,589,810
Illinois — 5.1%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	11,070	11,656,466
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,142,285
		24,798,751
Indiana — 2.5%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/49	11,970	12,280,439
Massachusetts — 4.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	11,320	11,883,061
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 09/01/51	10,000	10,454,166
		22,337,227
Michigan — 4.3%
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47 (g)	10,000	10,387,025
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	10,000	10,767,437
		21,154,462
Nevada — 4.1%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	20,144,623
New Jersey — 2.1%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,345,147
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 6.6%
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	$10,535	$ 11,062,490
New York City Municipal Water Finance Authority, RB, Series DD1, 5.00%, 06/15/48	10,000	10,188,531
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	10,959,328
		32,210,349
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	12,705	13,677,748
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	9,615	9,810,196
South Carolina — 3.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54 (a)	16,400	17,637,043
Texas — 6.9%
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	12,305	12,861,838
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,000	8,038,480
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,815,075
		33,715,393
Washington — 4.4%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	11,041,677
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,589,619
		21,631,296
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.7% (Cost: $306,868,979)		311,632,916
Total Long-Term Investments — 159.8% (Cost: $764,105,678)		782,169,424

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (i)(j)	4,549,188	$ 4,549,643
Total Short-Term Securities — 0.9% (Cost: $4,549,617)		4,549,643
Total Investments — 160.7% (Cost: $768,655,295)		786,719,067
Other Assets Less Liabilities — 1.5%		7,419,751
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.7)%		(150,404,483)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.5)%		(154,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 489,634,335

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,742,564	$ 1,807,079 (a)	$ —	$ 14	$ (14)	$ 4,549,643	4,549,188	$ 69,951	$ —

(a)	Represents net amount purchased (sold).

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust (BFK)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	128	03/20/25	$ 13,950	$ (212,182)
U.S. Long Bond	117	03/20/25	13,342	(321,924)
5-Year U.S. Treasury Note	135	03/31/25	14,383	(153,108)
				$ (687,214)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 687,214	$ —	$ 687,214

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (85,268)	$ —	$ (85,268)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (687,214)	$ —	$ (687,214)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ — (a)
Average notional value of contracts — short	20,837,215

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 470,536,508	$ —	$ 470,536,508
Municipal Bonds Transferred to Tender Option Bond Trusts	—	311,632,916	—	311,632,916
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 4,549,643	$ —	$ —	$ 4,549,643
	$ 4,549,643	$ 782,169,424	$ —	$ 786,719,067
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (687,214)	$ —	$ —	$ (687,214)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (149,489,981)	$ —	$ (149,489,981)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$ —	$ (303,589,981)	$ —	$ (303,589,981)
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.3%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52 (a)	$2,925	$ 2,934,490
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,580	4,921,650
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,261,996
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 4.00%, 11/01/51	5,290	5,298,405
Series A, 5.00%, 01/01/56	1,720	1,802,868
Series A-1, 5.50%, 01/01/53	1,960	2,091,950
		18,311,359
Arizona — 2.7%
Arizona Industrial Development Authority, RB (b)
4.38%, 07/01/39	225	202,352
Series A, 5.00%, 07/01/49	210	194,265
Series A, 5.00%, 07/01/54	165	150,706
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50 (b)	1,185	1,190,532
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,903,760
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	95,043
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46 (b)	1,825	1,760,932
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49 (b)	350	330,039
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58 (b)	620	601,448
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	820	820,936
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,969,940
5.00%, 12/01/37	2,000	2,153,166
		15,373,119
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49 (b)	1,920	1,896,710
AMT, 4.75%, 09/01/49 (b)	1,175	1,170,947
AMT, Sustainability Bonds, 5.70%, 05/01/53	975	1,018,474
		4,086,131
California — 3.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	335	333,860
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,751,296
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	855	876,028
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,503,520
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	660	679,851
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	697,153
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (b)	2,130	2,130,577
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51 (b)	1,700	1,702,395
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,265	1,322,182
Security	Par (000)	Value
California (continued)
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	$2,405	$ 2,426,325
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,211,841
San Marcos Unified School District, GO, CAB (c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,251,111
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,151,057
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	831,529
		20,868,725
Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47 (b)	250	236,791
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,205,272
Series D, AMT, 5.75%, 11/15/45	1,315	1,443,292
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	658,197
5.50%, 11/01/47	370	404,049
5.25%, 11/01/52	920	973,252
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	495	510,294
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,339,841
		6,770,988
District of Columbia — 5.0%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	2,590	2,814,703
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,630	9,815,856
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,525	2,514,807
District of Columbia, TA, 5.13%, 06/01/41	540	540,524
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	5,280	5,535,711
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,510,552
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,249,163
		27,981,316
Florida — 6.1%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,460	2,555,333
Capital Trust Agency, Inc., RB (b)
Series A, 5.00%, 06/01/45	190	164,496
Series A, 5.50%, 06/01/57	100	88,542
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	180	178,200
5.00%, 05/01/48	530	524,700
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,245,809
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45 (c)	6,275	2,297,092
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,230	2,280,369
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,455	1,498,238
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	$5,330	$ 5,628,107
(AGM), 5.75%, 09/01/54	955	1,052,785
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	5,675	5,072,772
Florida Development Finance Corp., RB
6.50%, 06/30/57 (b)(d)(e)	426	113,221
Series A, 5.00%, 06/15/56	115	113,806
AMT, 5.00%, 05/01/29 (b)	180	182,301
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/48	7,000	6,997,423
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	181,764
5.38%, 05/01/47	185	186,074
6.30%, 05/01/54	475	508,425
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	244,957
4.00%, 05/01/50	260	217,519
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35 (d)(e)	1,670	1,057,991
		34,389,924
Georgia — 2.9%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62 (b)	435	421,534
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	325	351,982
Series A, 5.00%, 05/15/49	7,195	7,645,358
Series B, 5.00%, 12/01/52 (a)	5,000	5,194,469
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,944,667
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	471,730
		16,029,740
Hawaii — 0.2%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,169
AMT, 5.25%, 08/01/26	810	810,536
		1,060,705
Idaho — 0.2%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/52	1,250	1,301,420
Illinois — 8.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	535	538,201
Series C, 5.25%, 12/01/35	2,790	2,791,116
Series D, 5.00%, 12/01/46	3,605	3,552,960
Series H, 5.00%, 12/01/36	495	498,682
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/27	1,600	1,633,426
Series D, 5.00%, 12/01/31	150	151,981
Series G, 5.00%, 12/01/34	710	716,759
Chicago O ’ Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,695,005
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	1,385	1,398,879
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	2,665	2,864,382
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	$5,125	$ 5,493,088
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	482,959
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27 (f)	45	46,091
4.00%, 02/15/41	1,360	1,298,461
Series A, 4.00%, 07/15/47	3,920	3,653,481
Series C, 5.00%, 02/15/41	1,600	1,621,388
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,060	3,278,109
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,760	1,908,173
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,745	2,779,878
Series A, 5.50%, 06/15/53	280	282,299
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56 (c)	2,165	474,913
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,500,652
Series B, (AGM), 0.00%, 06/15/44 (c)	8,680	3,640,788
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54 (c)	3,020	713,793
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,115	1,193,660
Series D, 5.00%, 11/01/28	505	527,110
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	188,301
		45,924,535
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	394,534
Kentucky — 1.6%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,115	1,140,935
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52 (a)	6,085	6,090,604
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43 (g)	1,655	1,910,153
		9,141,692
Louisiana — 1.1%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	770	817,263
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,705	2,763,869
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	995	998,319
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	1,235	1,309,379
		5,888,830
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	135,196
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,574,421
		1,709,617
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	1,921,223
Series C, 5.00%, 10/01/52	1,875	1,969,277

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$4,555	$ 4,592,588
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	525,396
5.00%, 01/01/45	375	375,280
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	617,398
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,269,819
		11,270,981
Michigan — 2.9%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,010
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	3,450	3,619,913
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	5,195	5,603,604
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,751,417
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	515,352
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,698,824
		16,194,120
Minnesota — 2.2%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,398,891
Series A, 5.25%, 02/15/53	615	622,967
Series A, 5.25%, 02/15/58	3,050	3,088,178
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,495	1,542,840
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	1,865	1,986,546
		12,639,422
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,208,846
Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 4.00%, 11/15/49	3,455	3,132,112
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,435	3,443,159
St. Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	500,454
		7,075,725
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50 (a)	100	104,017
New Jersey — 10.3%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28 (f)	1,375	1,484,951
5.00%, 06/15/43	2,335	2,416,030
Series EEE, 5.00%, 06/15/48	6,405	6,576,609
AMT, (AGM), 5.00%, 01/01/31	530	531,633
AMT, 5.38%, 01/01/43	1,500	1,502,644
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26 (f)	775	813,265
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	$4,543	$ 4,685,062
5.75%, 04/01/31	705	728,498
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,707,061
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,593,618
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	522,742
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28 (f)	1,740	1,879,138
5.00%, 06/15/46	3,240	3,327,065
Series AA, 5.00%, 06/15/45	415	417,231
Series AA, 4.00%, 06/15/50	1,730	1,626,488
Series BB, 5.00%, 06/15/46	3,465	3,704,307
Series S, 5.25%, 06/15/43	1,145	1,199,390
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,523,392
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,385	5,786,615
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	277,352
Series A, 5.25%, 06/01/46	4,140	4,215,472
Sub-Series B, 5.00%, 06/01/46	2,760	2,768,170
		58,286,733
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	100,767
New York — 16.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	512,425
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,488,095
Series B, 5.25%, 10/01/39	1,030	1,148,326
Series B, 5.25%, 10/01/40	790	876,506
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,940	2,797,589
Empire State Development Corp., Refunding RB, 4.00%, 03/15/45	6,575	6,428,471
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/25	100	101,584
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	67,293
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	6,795	6,965,068
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	591,565
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,672,733
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,390	1,392,337
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	1,080	1,158,218
Sub-Series CC-1, 5.25%, 06/15/54	1,075	1,165,422
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,250	7,229,343
Series DD, 4.13%, 06/15/47	3,430	3,392,365
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,151,713
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series B-1, Subordinate, 4.00%, 08/01/48	$2,500	$ 2,360,791
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,438,368
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41 (b)	3,100	3,099,860
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44 (b)	4,910	4,911,533
Class 2, 5.38%, 11/15/40 (b)	1,175	1,175,085
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	889,119
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,040	783,424
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,178,911
Series A, 4.00%, 03/15/47	3,830	3,703,153
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,125,567
AMT, 5.00%, 12/01/40	2,250	2,334,011
Series A, AMT, 5.00%, 07/01/46	1,600	1,599,527
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,992,614
AMT, 4.00%, 10/31/46	425	371,188
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,880	1,946,668
AMT, Sustainability Bonds, 5.50%, 06/30/54	2,525	2,659,989
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	4,380	4,627,699
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	347,363
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,125,008
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,520,491
Series A, 5.25%, 05/15/52	900	963,240
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,352,590
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	165,529
		93,810,781
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,090	2,226,911
North Dakota — 0.9%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,058,543
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,985	4,029,712
		5,088,255
Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	818,608
Series B-2, Class 2, 5.00%, 06/01/55	3,565	3,205,887
Security	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	$435	$ 441,198
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	642,312
		5,108,005
Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,665,438
Oklahoma Turnpike Authority, RB, Series A, 01/01/47 (h)	2,665	2,909,063
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	240	232,801
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,455,296
		6,262,598
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38 (c)	1,445	799,112
Pennsylvania — 4.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	570,854
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	1,540	1,692,036
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	389,789
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	208,315
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	3,680	3,715,467
AMT, 5.75%, 06/30/48	1,405	1,509,498
AMT, 5.25%, 06/30/53	2,330	2,404,643
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	480,032
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,593,877
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	1,550	1,655,276
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,915	2,668,133
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,552,294
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,956,612
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	470,685
		23,867,511
Puerto Rico — 4.8%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,759,619
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,908	5,777,168
Series A-1, Restructured, 5.00%, 07/01/58	13,208	13,167,484
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,210,032

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$159	$ 155,967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (c)	8,343	2,734,589
		26,804,859
Rhode Island — 0.0%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	235	214,816
South Carolina — 2.3%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55 (b)	335	286,049
Series A, 5.50%, 11/01/46	2,640	2,926,769
Series A, 5.50%, 11/01/48	1,890	2,084,049
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/43	2,430	2,476,264
Series A, 5.00%, 05/01/48	3,395	3,438,203
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	1,785	1,856,279
		13,067,613
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	445	372,243
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	1,023,839
Series B, AMT, 5.50%, 07/01/36	795	870,576
Tennergy Corp., RB, Series A, 5.50%, 10/01/53 (a)	3,130	3,334,935
		5,601,593
Texas — 15.3%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	965	970,266
7.88%, 11/01/62	815	845,499
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,980	2,031,471
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	415,375
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	720	773,982
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,180	5,464,274
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	595	595,282
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	470	519,630
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,065	1,033,419
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	2,595	2,451,241
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	3,750	3,536,217
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	891,822
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	3,455	3,668,670
Security	Par (000)	Value
Texas (continued)
Cypress-Fairbanks Independent School District, GO, (PSF-GTD), 4.00%, 02/15/48	$1,415	$ 1,360,288
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	2,975	3,179,139
East Montgomery County Improvement District Sales Tax Revenue, RB, (AGC), 5.25%, 08/15/49	690	746,476
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38 (c)	4,750	2,257,722
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	200	212,838
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27 (c)(f)	10,540	5,942,094
New Caney Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,575	1,501,156
New Caney Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/48	11,750	12,516,863
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50 (b)	180	167,201
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31 (c)(f)	640	331,405
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,610	2,455,801
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	2,110	2,008,534
5.00%, 10/01/51	2,500	2,622,147
1st Lien, 5.00%, 10/01/48	1,470	1,562,568
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,280	1,337,924
Series A, 4.00%, 07/01/53	1,435	1,310,211
Series B, 5.00%, 07/01/48	4,955	5,053,905
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	86,719
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,730,836
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,110	3,143,355
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,690	4,466,249
Texas Transportation Commission State Highway 249 System, RB, CAB (c)
0.00%, 08/01/40	500	244,916
0.00%, 08/01/41	2,000	927,137
0.00%, 08/01/42	2,345	1,028,763
Texas Water Development Board, RB, 4.45%, 10/15/36	675	725,327
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	1,710	1,627,722
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	2,515	2,387,437
		86,131,881
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	305	308,039
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	5,235	5,517,494
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39 (b)	$100	$ 96,947
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40 (b)	135	130,718
		6,053,198
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	180	161,063
Virginia — 1.1%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	416	400,288
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59 (g)	997	797,337
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	973,985
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,300,014
Series G, 5.05%, 11/01/47	1,825	1,878,147
		6,349,771
Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43 (b)	2,165	2,066,527
West Virginia — 0.1%
City of Martinsburg Washington, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	509,428
Wisconsin — 2.2%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55 (b)	120	108,183
Series A-1, 4.50%, 01/01/35 (b)	195	193,419
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,740,676
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,515,501
Public Finance Authority, Refunding RB, 5.00%, 09/01/49 (b)	120	113,235
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	3,029,369
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	738,539
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	2,075	2,047,666
		12,486,588
Total Municipal Bonds — 108.7% (Cost: $603,604,213)		612,723,756
Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama (a) — 3.6%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,456,973
Series C-1, 5.25%, 02/01/53	6,702	7,036,285
		20,493,258
Security	Par (000)	Value
California — 1.9%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54 (a)	$10,000	$ 10,619,933
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,220,896
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,361	2,362,392
Florida — 5.8%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	6,910	7,351,113
Greater Orlando Aviation Authority, ARB
AMT, 5.25%, 10/01/48	13,834	14,715,017
Series A, AMT, 5.00%, 10/01/46	10,363	10,735,176
		32,801,306
Illinois — 0.9%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	4,635	4,880,553
Michigan — 2.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,235,165
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	6,920	6,874,981
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53 (a)	5,240	5,480,639
New York — 9.5%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48 (j)	5,540	5,592,993
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	5,114	5,564,293
New York City Transitional Finance Authority, RB
Series C, 5.25%, 05/01/48	9,510	10,294,664
Series E, 5.00%, 11/01/47	10,370	11,085,983
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	8,820	9,071,024
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,532,308
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	8,838	9,314,517
		53,455,782
Oregon — 4.1%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,628	12,518,378
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/49	9,942	10,514,480
		23,032,858

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 6.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	$10,998	$ 11,946,695
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,781,130
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49	6,750	6,702,509
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	7,107	7,708,036
		35,138,370
South Carolina — 0.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)	4,842	5,224,069
Texas — 1.3%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	6,707	7,304,084
Washington — 1.3%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	6,911	7,311,495
Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,519,195
Series A, 4.45%, 05/01/57	3,322	3,148,994
		5,668,189
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9% (Cost: $240,675,566)		242,103,970
Total Long-Term Investments — 151.6% (Cost: $844,279,779)		854,827,726

	Shares
Short-Term Securities
	Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (k)(l)	3,575,415	3,575,772
	Total Short-Term Securities — 0.6% (Cost: $3,575,772)	3,575,772
	Total Investments — 152.2% (Cost: $847,855,551)	858,403,498
	Other Assets Less Liabilities — 2.3%	12,430,787
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.6)%	(132,907,408)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.9)%	(174,100,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 563,826,877

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	When-issued security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on July 1, 2032 to November 1, 2047, is $26,790,143. See
Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock Municipal Income Trust II (BLE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,534,225	$ 41,547 (a)	$ —	$ 1,060	$ (1,060)	$ 3,575,772	3,575,415	$ 52,910	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 612,723,756	$ —	$ 612,723,756
Municipal Bonds Transferred to Tender Option Bond Trusts	—	242,103,970	—	242,103,970
Short-Term Securities
Money Market Funds	3,575,772	—	—	3,575,772
	$ 3,575,772	$ 854,827,726	$ —	$ 858,403,498
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (131,994,702)	$ —	$ (131,994,702)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$ —	$ (306,094,702)	$ —	$ (306,094,702)
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.4%
Black Belt Energy Gas District, RB (a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,608,335
Series A, 5.25%, 05/01/55	1,275	1,354,404
Series D, 5.00%, 03/01/55	4,430	4,726,327
Series F, 5.50%, 11/01/53	1,115	1,174,852
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51 (a)	9,590	9,685,820
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,715	5,066,721
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54 (a)	2,825	3,031,669
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 5.00%, 01/01/56	4,895	5,130,835
Series A-1, 5.50%, 01/01/53	1,890	2,017,238
Series B, 5.00%, 01/01/54	4,595	4,837,918
Series B-1, 5.00%, 05/01/53	4,510	4,680,480
		44,314,599
Arizona — 2.5%
Arizona Industrial Development Authority, RB (b)
4.38%, 07/01/39	575	517,122
Series A, 5.00%, 07/01/49	550	508,789
Series A, 5.00%, 07/01/54	425	388,182
Arizona Industrial Development Authority, Refunding RB (b)
Series A, 5.50%, 07/01/52	130	125,384
Series G, 5.00%, 07/01/47	435	434,831
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,653,228
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	61,778
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46 (b)	2,120	2,045,576
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34 (b)	400	398,112
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49 (b)	300	286,939
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	775	775,884
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,708,038
5.00%, 12/01/37	5,235	5,635,912
		17,539,775
Arkansas — 1.3%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49 (b)	4,235	4,220,391
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,222,169
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	505	504,999
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	2,954,718
		8,902,277
California — 4.2%
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	1,025	1,050,208
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	825	849,814
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	$800	$ 808,353
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (b)	1,755	1,755,475
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	830	867,519
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34 (c)	1,650	1,809,666
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38 (d)	8,000	4,770,298
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39 (c)	2,605	3,109,689
Series B, Election 2006, 0.00%, 08/01/30 (d)	1,500	1,274,570
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27 (c)(e)	2,800	3,031,524
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,533,447
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,223,886
San Diego Unified School District, GO (d)(f)
Class A, 0.00%, 07/01/29	5,315	4,639,757
Series A, 0.00%, 07/01/29	685	597,974
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	921,695
		29,243,875
Colorado — 2.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	1,160	1,273,170
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB (d)
Series A-2, 0.00%, 08/01/37	1,490	857,501
Series A-2, 0.00%, 08/01/38	915	501,998
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,512,667
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	524,172
5.25%, 11/01/52	1,000	1,057,883
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	4,415	4,551,408
Series A, 4.00%, 11/15/46	1,610	1,484,350
Series A, 4.00%, 08/01/49	1,950	1,714,412
Series A, 4.00%, 11/15/50	1,480	1,363,770
		15,841,331
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	390	415,031
4.25%, 07/15/53	525	500,604
		915,635
Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	333,806
Series A, 5.00%, 07/01/53	775	778,442
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	2,187,877
		3,300,125
District of Columbia — 5.7%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	3,490	3,792,785
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB, 5.00%, 10/01/48	$1,695	$ 1,688,157
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,196,160
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	1,060	1,035,401
Series A, AMT, 5.25%, 10/01/48	1,395	1,462,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34 (d)	10,170	7,098,708
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35 (d)	13,485	8,979,980
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,841,454
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	4,780	4,486,318
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	6,720	6,631,862
Series A, Sustainability Bonds, 4.00%, 07/15/46	875	836,811
		39,050,196
Florida — 7.1%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	570,116
Capital Trust Agency, Inc., RB (b)
5.00%, 01/01/55	305	292,796
Series A, 5.00%, 06/01/45	480	415,569
Series A, 5.50%, 06/01/57	170	150,522
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29 (e)	20	21,913
Series A, 5.00%, 10/01/47	4,095	4,228,491
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,317,491
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	2,685	2,753,951
Collier County Industrial Development Authority, RB, Series A, (AGM), 5.00%, 10/01/49	2,500	2,623,028
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	1,000	1,022,843
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	1,025	1,081,872
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	4,695	4,790,350
County of Osceola Florida Transportation Revenue, Refunding RB, CAB (d)
Series A-2, 0.00%, 10/01/46	885	303,591
Series A-2, 0.00%, 10/01/47	435	140,150
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	551,196
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50 (b)	430	337,756
Florida Development Finance Corp., RB
6.50%, 06/30/57 (b)(g)(h)	526	139,639
Series A, 5.00%, 06/15/56	75	74,222
AMT, 5.00%, 05/01/29 (b)	270	273,451
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	8,095	8,398,343
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,730	1,744,681
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	825	891,349
Security	Par (000)	Value
Florida (continued)
Hillsborough County Industrial Development Authority, Refunding RB (continued)
Series C, 4.13%, 11/15/51	$3,060	$ 2,880,289
Series C, 5.50%, 11/15/54	1,325	1,462,839
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	570	610,109
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,500	1,530,883
Series A, 5.00%, 10/01/53	1,075	1,111,730
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	3,310	3,253,364
Series A, 5.25%, 10/01/56	1,205	1,283,859
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,115,103
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	194,537
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35 (g)(h)	800	506,893
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	565,053
4.00%, 05/01/51	1,050	846,506
Village Community Development District No. 15, SAB, 5.25%, 05/01/54 (b)	595	609,989
Westside Community Development District, SAB, 4.00%, 05/01/50	815	614,096
		48,708,570
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,561,024
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,473,273
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62 (b)	535	518,439
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,345,708
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53 (a)	7,815	8,209,740
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/59	480	486,329
		14,594,513
Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	425,286
AMT, 5.25%, 08/01/26	460	460,305
		885,591
Idaho — 0.4%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	845	856,811
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,004,228
		2,861,039
Illinois — 7.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,792,672
Series A, 5.00%, 12/01/40	1,410	1,418,437
Series A, 5.00%, 12/01/42	1,480	1,479,912
Series C, 5.25%, 12/01/35	2,655	2,656,062
Series D, 5.00%, 12/01/46	3,480	3,429,764

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO (continued)
Series H, 5.00%, 12/01/36	$585	$ 589,352
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	500	510,445
Series C, 5.00%, 12/01/34	475	479,522
Series G, 5.00%, 12/01/34	315	317,998
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	2,240	2,247,754
Chicago O ’ Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	2,480	2,484,914
Chicago O ’ Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,314,169
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	947,990
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,445	1,536,369
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	820	825,055
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27 (e)	60	61,454
4.00%, 02/15/41	1,885	1,799,706
Series A, 4.00%, 07/15/47	1,485	1,384,036
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,625	5,638,105
Series B, 5.00%, 01/01/40	2,250	2,264,978
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,400,113
Metropolitan Pier & Exposition Authority, Refunding RB (d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,579,213
Series B, (AGM), 0.00%, 06/15/47	22,775	8,014,741
State of Illinois, GO
5.50%, 05/01/39	795	859,399
Series B, 5.25%, 05/01/41	1,770	1,910,659
Series B, 5.25%, 05/01/49	1,875	1,997,689
Series D, 5.00%, 11/01/28	900	939,404
		50,879,912
Indiana — 1.0%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34 (b)	405	416,279
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 07/01/49	2,475	2,469,488
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	3,950	4,120,246
		7,006,013
Kentucky — 1.1%
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	860	915,815
(BAM-TCRS), 5.00%, 06/01/46	760	803,895
(BAM-TCRS), 5.00%, 06/01/47	1,155	1,218,446
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	735	752,096
Kentucky Public Transportation Infrastructure Authority, RB, CAB (c)
Convertible, 6.45%, 07/01/34	500	580,194
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB (c) (continued)
Convertible, 6.60%, 07/01/39	$830	$ 960,719
Convertible, 6.75%, 07/01/43	1,770	2,042,883
		7,274,048
Louisiana — 1.6%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,330	1,361,793
5.25%, 10/01/53	2,810	2,871,155
AMT, 5.75%, 09/01/64	3,235	3,493,274
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,990	3,117,368
		10,843,590
Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	170,103
5.25%, 07/01/44	170	170,071
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 4.00%, 04/15/50	1,645	1,506,582
Series C, 5.00%, 05/15/45	2,125	2,151,409
		3,998,165
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,268,432
Series C, 5.00%, 10/01/52	1,240	1,302,349
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	830	818,325
Series A, 5.25%, 01/01/42	1,110	1,121,292
Series A, 5.00%, 01/01/47	5,005	5,046,302
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	997,214
5.00%, 04/15/40	400	400,006
Series A, 5.00%, 10/01/35	500	503,754
Series P, 5.45%, 05/15/59	2,010	2,188,301
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 3.63%, 07/01/34	30	29,369
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,226,591
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	1,500	1,508,951
		18,410,886
Michigan — 4.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,010
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,291,023
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28 (e)	45	46,610
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,585,454
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,791,144
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,765,611
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	$3,525	$ 3,771,920
Series B, Senior Lien, 5.50%, 07/01/52	3,525	3,791,144
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	4,478,230
4.00%, 02/15/50	3,140	2,841,800
Sustainability Bonds, 5.50%, 02/28/57	355	388,066
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	659,279
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,085	1,022,360
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,815,113
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	1,980	2,131,953
		31,384,717
Minnesota — 1.0%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,047,024
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,608,757
Series A, 5.25%, 02/15/53	415	420,376
Series A, 5.25%, 02/15/58	1,605	1,625,090
		6,701,247
Mississippi — 1.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,651,935
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	2,970	2,985,630
		6,637,565
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 02/15/49	1,910	1,757,049
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,530	3,538,385
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	1,335	1,342,422
		6,637,856
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	60	58,115
Series B-2, 3.60%, 12/01/47	100	83,494
		141,609
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	400	400,723
Nevada — 0.5%
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	2,690	2,550,590
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50 (a)	100	104,017
Security	Par (000)	Value
Nevada (continued)
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	$595	$ 616,306
5.00%, 07/01/45	420	430,403
		3,701,316
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	966	943,791
New Jersey — 6.3%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	660,620
New Jersey Economic Development Authority, RB
5.00%, 12/15/28 (e)	60	64,798
5.00%, 06/15/34	365	393,036
5.00%, 06/15/36	460	492,808
5.00%, 06/15/43	100	103,470
Class A, 5.25%, 11/01/47	4,795	5,171,978
Series B, 4.50%, 06/15/40	1,270	1,293,600
Series EEE, 5.00%, 06/15/48	4,275	4,389,540
AMT, (AGM), 5.00%, 01/01/31	790	792,435
AMT, (AGM), 5.13%, 07/01/42	200	200,250
AMT, 5.38%, 01/01/43	3,000	3,005,287
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,039	3,133,821
5.75%, 04/01/31	2,675	2,764,160
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,650	2,537,710
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,448,524
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	810	810,877
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28 (e)	725	782,974
5.00%, 12/15/32 (e)	4,075	4,705,952
5.00%, 06/15/46	1,345	1,381,142
Series AA, 5.00%, 06/15/45	900	904,839
Series AA, 5.00%, 06/15/46	400	400,593
Series S, 4.13%, 06/15/39	1,040	1,045,173
Series S, 5.25%, 06/15/43	2,810	2,943,481
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35 (d)	1,000	655,392
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	575	635,428
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	650	655,559
		43,373,447
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	201,535
New York — 13.5%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,414,554
Series A, 5.00%, 08/01/48	4,750	5,030,530
Series A-1, 4.00%, 09/01/46	2,175	2,088,134
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	3,000	2,933,143

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB (continued)
Series A, 4.00%, 03/15/49	$1,600	$ 1,522,497
Empire State Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,760,388
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,378,093
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	2,550	2,573,466
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	2,670	2,684,464
Series C-1, 5.25%, 11/15/56	10	10,104
Series A, Sustainability Bonds, (BAM), 4.00%, 11/15/48	2,770	2,596,341
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,950	1,998,805
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	380,659
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,083,124
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,565	2,581,633
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,165	2,198,933
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	770	771,294
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	5,500	5,204,174
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,360	1,224,415
Series A, 6.25%, 06/01/41 (b)	2,900	2,899,869
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	237,169
Series A-2B, 5.00%, 06/01/51	245	218,690
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44 (b)	3,920	3,921,224
Class 2, 5.38%, 11/15/40 (b)	1,450	1,450,105
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,195,927
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,269,297
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,390,253
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,090,810
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	1,895	1,808,264
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,265	1,356,040
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,992,614
AMT, Sustainability Bonds, 5.25%, 06/30/49	1,985	2,067,024
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,935	2,085,288
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,880	4,057,137
AMT, Sustainability Bonds, 5.50%, 06/30/60	5,045	5,294,349
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	3,275	3,476,307
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	715	727,224
AMT, 5.00%, 01/15/47	4,860	5,074,238
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	$6,415	$ 6,096,024
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	539,271
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	252,650
		92,934,525
North Carolina — 1.2%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	4,455	4,410,960
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,445	1,459,241
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	1,825	1,882,137
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	497,472
		8,249,810
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	2,585	2,614,004
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	545,739
Series B-2, Class 2, 5.00%, 06/01/55	3,680	3,309,302
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	350,862
Series A, 5.00%, 12/01/47	290	294,132
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	598,766
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,185	3,187,936
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	2,051,245
		10,337,982
Oklahoma — 0.9%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	859,195
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,096,752
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	613,165
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	950	921,505
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	2,660	2,810,793
		6,301,410
Oregon — 0.7%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 10/01/54 (i)	4,090	4,370,002
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38 (d)	510	282,040
		4,652,042
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 5.9%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	$1,670	$ 1,504,137
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,130	2,144,414
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	780	786,745
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,430	1,269,148
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	614,785
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	393,759
AMT, 5.50%, 06/30/40	2,000	2,156,186
AMT, 5.75%, 06/30/48	3,150	3,384,284
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,905,125
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	3,765	3,765,720
Series B2, 5.50%, 11/01/54	2,280	2,462,308
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	5,595	5,699,585
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,151,224
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	9,445	8,970,157
Series B, 4.00%, 12/01/53	1,435	1,313,472
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/50	1,075	1,005,185
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	535	518,930
Series B, Subordinate, 4.00%, 12/01/51	610	572,753
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	1,555	1,470,510
		41,088,427
Puerto Rico — 5.4%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	4,213,219
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,884,094
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,243	9,038,315
Series A-1, Restructured, 5.00%, 07/01/58	11,438	11,402,913
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,067,395
Series B-2, Restructured, 4.78%, 07/01/58	412	404,142
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (d)	18,719	6,135,535
		37,145,613
Security	Par (000)	Value
Rhode Island — 0.6%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (GNMA), 4.60%, 10/01/44	$2,970	$ 2,968,833
Series A, Sustainability Bonds, (GNMA), 4.45%, 10/01/44	1,550	1,512,149
		4,480,982
South Carolina — 2.2%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	294,565
4.38%, 11/01/49	470	424,764
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54 (a)	1,575	1,693,801
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55 (b)	845	721,526
Series A, 5.50%, 11/01/50	2,755	3,024,175
Series A, 5.50%, 11/01/54	980	1,070,520
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	2,015	1,941,555
Series A, 5.00%, 05/01/43	1,680	1,711,985
Series A, 4.25%, 05/01/48	1,385	1,293,570
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	1,745	1,625,824
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	965	1,054,931
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	214,723
		15,071,939
South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, Refunding RB, 5.00%, 07/01/46	5,205	5,258,187
Tennessee — 2.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	460,502
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,613,411
Series A, AMT, 5.00%, 07/01/49	11,275	11,561,748
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	555	580,094
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
4.00%, 10/01/49	230	192,395
5.25%, 10/01/58	2,930	2,952,051
		19,360,201
Texas — 9.8%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	1,165	1,171,357
7.88%, 11/01/62	1,005	1,042,609
City of Austin Texas Airport System Revenue, ARB
AMT, 5.25%, 11/15/47	2,500	2,636,984
Series B, AMT, 5.00%, 11/15/44	1,290	1,323,534
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	106,413
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	105,903

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	$275	$ 268,772
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	800	858,665
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	1,525	1,453,943
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,234,417
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	2,999,880
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	7,370	6,949,845
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	3,165	3,063,693
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	990	941,638
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	470	434,308
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	600,836
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,340	1,279,136
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41 (d)	10,690	4,276,950
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	155	164,949
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27 (d)(e)	14,680	7,623,711
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	970	922,792
New Caney Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	2,470	2,354,194
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50 (b)	455	422,648
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31 (d)(e)	2,415	1,250,536
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,235	2,102,956
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	1,640	1,720,129
1st Lien, 5.00%, 10/01/53	1,375	1,450,641
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	1,275	1,225,172
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	6,695	6,112,796
Series B, 5.00%, 07/01/48	2,000	2,039,921
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	285	292,672
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	232,773
Texas Transportation Commission State Highway 249 System, RB, CAB (d)
0.00%, 08/01/35	270	173,849
0.00%, 08/01/36	145	88,723
0.00%, 08/01/37	195	112,923
0.00%, 08/01/38	200	109,620
0.00%, 08/01/39	1,000	518,789
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB (d) (continued)
0.00%, 08/01/43	$795	$ 330,350
0.00%, 08/01/44	605	237,409
0.00%, 08/01/45	1,135	421,817
Texas Water Development Board, RB, 4.80%, 10/15/52	5,965	6,162,989
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,100	1,044,207
		67,865,449
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	375	378,737
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	3,410	3,443,726
Series A, AMT, 5.00%, 07/01/51	1,340	1,369,729
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39 (b)	200	193,893
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40 (b)	150	145,242
(UT), 4.00%, 04/15/42	400	371,638
5.00%, 06/15/55 (b)	385	355,888
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	1,850	1,866,620
		8,125,473
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	275,114
Virginia — 0.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	185	178,013
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59 (c)	444	355,083
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	365	363,404
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,341,350
		3,237,850
Washington — 1.4%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,138,956
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,817,079
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43 (b)	900	859,065
		9,815,100
Wisconsin — 0.6%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	376,919
Class A, 6.13%, 06/15/57	435	430,027
Series A, 5.00%, 07/01/55 (b)	300	270,459
Series A-1, 4.50%, 01/01/35 (b)	205	203,338
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, AMT, Senior Lien, 5.75%, 07/01/49	$2,655	$ 2,834,783
Public Finance Authority, Refunding RB, 5.00%, 09/01/49 (b)	305	287,806
		4,403,332
Total Municipal Bonds — 111.0% (Cost: $747,046,625)		765,911,386
Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Alabama (a) — 5.8%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54 (k)	10,407	11,334,063
Series C-1, 5.25%, 02/01/53	14,173	14,880,225
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,731,879
		39,946,167
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	11,390	12,252,145
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,098	10,801,958
District of Columbia — 3.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,300,800
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/49	11,194	11,383,098
Series A, AMT, 5.25%, 10/01/49	8,958	9,461,417
		22,145,315
Florida — 2.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	9,060	9,956,012
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	7,785	7,997,515
		17,953,527
Georgia — 1.4%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53 (a)(k)	9,240	9,808,644
Illinois — 1.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49 (k)	10,158	10,696,121
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	7,706	8,135,752
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,339	2,151,993
Security	Par (000)	Value
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$6,360	$ 6,318,624
Nebraska — 2.2%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	5,922	5,834,299
Omaha Public Power District, RB, Series C, 5.00%, 02/01/54	8,817	9,360,436
		15,194,735
New York — 6.2%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/50	10,338	11,031,627
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	10,980	11,775,215
Sub Series CC-1, 5.25%, 06/15/54	8,442	9,152,118
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	10,076	10,907,727
		42,866,687
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,825,055
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,620	6,050,292
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	8,295	8,919,513
Rhode Island — 1.4%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	10,234	9,997,841
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)(k)	12,597	13,590,627
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52 (a)(k)	11,655	12,321,296
Texas — 7.1%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	13,869	14,630,186
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	4,400	4,827,939
Denton Independent School District, GO
(PSF-GTD), 5.00%, 08/15/48	9,840	10,515,201
(PSF-GTD), 5.00%, 08/15/53	6,543	6,908,871

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$4,041	$ 4,223,990
Texas Water Development Board, RB, 4.80%, 10/15/52	7,785	8,043,398
		49,149,585
Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,272,236
Series A, 4.45%, 05/01/57	1,678	1,590,295
		2,862,531
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9% (Cost: $304,655,960)		309,988,408
Total Long-Term Investments — 155.9% (Cost: $1,051,702,585)		1,075,899,794

	Shares
Short-Term Securities
	Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (l)(m)	12,713,582	12,714,853
	Total Short-Term Securities — 1.8% (Cost: $12,714,853)	12,714,853
	Total Investments — 157.7% (Cost: $1,064,417,438)	1,088,614,647
	Other Assets Less Liabilities — 0.5%	3,758,211
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.2)%	(188,021,774)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.0)%	(214,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 690,351,084

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	When-issued security.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $37,468,910. See
Note 4 of the Notes to Financial Statements for details.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,674,238	$ 9,040,615 (a)	$ —	$ —	$ —	$ 12,714,853	12,713,582	$ 122,476	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	115	03/20/25	$ 12,533	$ (116,960)
U.S. Long Bond	108	03/20/25	12,315	(217,566)
5-Year U.S. Treasury Note	78	03/31/25	8,310	(54,338)
				$ (388,864)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 388,864	$ —	$ 388,864

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,077,293)	$ —	$ (1,077,293)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 465,918	$ —	$ 465,918
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 16,579,313
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 765,911,386	$ —	$ 765,911,386
Municipal Bonds Transferred to Tender Option Bond Trusts	—	309,988,408	—	309,988,408

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 12,714,853	$ —	$ —	$ 12,714,853
	$ 12,714,853	$ 1,075,899,794	$ —	$ 1,088,614,647
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (388,864)	$ —	$ —	$ (388,864)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (186,687,991)	$ —	$ (186,687,991)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$ —	$ (400,687,991)	$ —	$ (400,687,991)
See notes to financial statements.
Schedule of Investments

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.6%
Black Belt Energy Gas District, RB (a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,072,946
Series D, 5.00%, 03/01/55	1,965	2,096,441
Series F, 5.50%, 11/01/53	1,590	1,675,349
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,060	1,124,429
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54 (a)	945	1,014,134
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	5,325	5,362,150
Series B, AMT, 4.75%, 12/01/54	2,140	2,092,860
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 5.00%, 01/01/56	1,230	1,289,260
Series A-2, 5.34%, 01/01/53	9,645	9,815,308
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44 (b)	1,610	1,633,352
		31,176,229
Arizona — 1.4%
Arizona Industrial Development Authority, Refunding RB (b)
Series A, 5.38%, 07/01/50	2,500	2,511,675
Series G, 5.00%, 07/01/47	715	714,722
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37 (a)	895	896,608
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45 (b)	700	677,533
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,943,233
		6,743,771
Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49 (b)	3,550	3,537,754
AMT, Sustainability Bonds, 5.70%, 05/01/53	810	846,117
		4,383,871
California — 4.6%
California Community Choice Financing Authority, RB (a)
Series B-2, Sustainability Bonds, 2.70%, 02/01/52	3,500	3,258,441
Series E-2, Sustainability Bonds, 4.59%, 02/01/54	3,045	3,044,514
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	715	732,584
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	4,267,156
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	565	581,994
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54 (b)	3,455	3,430,981
Poway Unified School District, Refunding GO, 0.00%, 08/01/46 (c)	10,000	3,717,001
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,620,106
		21,652,777
Colorado — 1.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47 (b)	1,025	970,844
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	3,300	3,331,491
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	$395	$ 431,350
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,022,402
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39 (a)	980	981,090
		7,737,177
Connecticut — 0.8%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,623,362
Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,679,648
District of Columbia — 1.5%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.25%, 07/15/53	6,630	7,136,849
Florida — 12.5%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	720	712,800
5.00%, 05/01/48	2,160	2,138,400
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,703,285
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,893,268
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	3,075,607
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	3,300	3,120,381
Series A, AMT, 5.00%, 10/01/38	1,800	1,902,162
Series A-1, AMT, (AGM), 4.00%, 10/01/45	7,100	6,665,061
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	3,300	2,972,320
Florida Development Finance Corp., RB, 6.50%, 06/30/57 (b)(d)(e)	367	97,370
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	4,360	4,523,382
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	165	165,853
5.25%, 05/01/37	470	474,607
5.38%, 05/01/47	770	774,472
6.30%, 05/01/54	405	433,499
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,023,982
Series B-3, 4.13%, 11/15/29	1,060	1,053,863
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,907,902
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,000	1,816,018
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,500	1,598,164
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	583,288

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	$10,000	$ 10,851,064
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	728,640
		59,215,388
Georgia — 3.0%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,787,268
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62 (b)	375	363,392
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,971,110
Series A, 5.00%, 06/01/53 (a)	4,130	4,338,608
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53 (a)	5,565	5,586,537
		14,046,915
Illinois — 7.2%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,786,114
Series D, 5.00%, 12/01/46	3,570	3,518,465
Series H, 5.00%, 12/01/36	865	871,435
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	865	873,234
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27 (f)	45	46,091
4.00%, 02/15/41	1,455	1,389,163
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,012,583
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,730,292
Series A, 5.00%, 01/01/45	1,000	1,048,997
Series A, 4.00%, 01/01/46	1,500	1,408,799
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56 (c)	8,755	1,920,493
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54 (c)	12,215	2,979,786
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,294,741
		33,880,193
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	846,101
Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,509,091
Louisiana — 2.4%
Louisiana Public Facilities Authority, RB, AMT, 5.50%, 09/01/59	2,160	2,289,799
New Orleans Aviation Board, Refunding RB, Series B, AMT, 5.25%, 01/01/45	8,475	8,924,293
		11,214,092
Maryland — 2.2%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	545,793
Security	Par (000)	Value
Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	$4,935	$ 5,028,051
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,030,065
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,519,585
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,420	1,300,515
		10,424,009
Massachusetts — 1.0%
Commonwealth of Massachusetts, GOL, Series B, 3.00%, 04/01/49	2,680	2,038,911
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,914,278
Series A, 5.00%, 01/01/47	845	851,973
		4,805,162
Michigan — 2.5%
City of Wyoming Michigan Water Revenue, RB, 5.00%, 12/01/42	1,100	1,212,997
Michigan Finance Authority, RB, 4.00%, 02/15/44	5,000	4,712,105
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,113,311
4.00%, 11/15/46	2,640	2,417,223
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,794,888
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	489,451
		11,739,975
Minnesota — 0.8%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52 (b)	695	680,261
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,880	3,066,956
		3,747,217
Mississippi — 0.6%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	2,834,712
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	670	698,327
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	310	258,832
Nebraska — 2.4%
Nebraska Investment Finance Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/51	1,450	1,416,795
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/54	9,295	9,858,617
		11,275,412
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 1.0%
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	$5,000	$ 4,740,874
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50 (a)	100	104,017
		4,844,891
New Hampshire — 1.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	4,650	4,548,443
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,110	1,084,149
		5,632,592
New Jersey — 6.7%
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,531,454
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,051,282
AMT, 5.38%, 01/01/43	10,000	10,017,624
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,362,982
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	470	467,933
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,800	1,723,727
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,632,960
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,755	3,706,446
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	780	784,140
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38 (c)	7,260	4,112,089
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,025,656
Sub-Series B, 5.00%, 06/01/46	480	481,421
		31,897,714
New York — 13.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35 (b)	2,145	2,113,786
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,362,564
Series F-1, 4.00%, 08/01/41	3,355	3,358,658
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,179,035
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,535	3,182,579
Series A, 6.25%, 06/01/41 (b)	3,100	3,099,860
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40 (b)	1,145	1,145,083
Series 1, 4.00%, 02/15/43	4,250	4,175,724
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	312,616
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	1,350	1,445,371
Series A, 4.00%, 03/15/41	3,750	3,753,465
Series A, 4.00%, 03/15/54	3,525	3,363,658
Series E, 4.00%, 03/15/49	5,000	4,789,977
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	3,183,767
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	905	970,132
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$1,975	$ 2,060,425
AMT, 4.00%, 04/30/53	1,175	980,335
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	10,221,839
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	4,080	4,310,733
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,799,249
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,503,163
		63,312,019
North Carolina — 2.1%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.57%, 12/01/41 (a)	9,935	9,935,356
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	657,717
Series A, (AGM), 5.00%, 12/01/53	1,125	1,148,090
		1,805,807
Ohio — 2.8%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	848,289
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,795	3,412,718
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	571,549
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 2.48%, 12/01/42 (a)	4,665	4,606,311
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,029,556
		13,468,423
Oklahoma — 2.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,650,206
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	4,070	4,419,941
Series A, 4.00%, 01/01/48	6,000	5,748,416
		11,818,563
Oregon — 0.8%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 10/01/49 (g)	1,440	1,553,013
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	2,000	2,019,608
		3,572,621
Pennsylvania — 14.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	1,330	1,405,673
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42 (b)	4,270	4,343,627
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	2,785	2,856,678
Series B, (AGM), 5.50%, 09/01/53	5,565	6,126,556
Geisinger Authority, Refunding RB
4.00%, 04/01/50	5,000	4,587,341
Series A-1, 4.00%, 02/15/47	5,670	5,228,977
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	1,008,647
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,000	3,550,065

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB (continued)
Class B, 4.00%, 05/01/52	$4,585	$ 4,165,856
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,112,709
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	3,988,197
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	2,565	2,589,721
AMT, 5.50%, 06/30/43	985	1,056,596
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 5.00%, 11/01/54	5,000	5,180,576
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	3,500	3,139,754
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,876,359
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	940	1,008,078
Series A-1, Subordinate, 5.00%, 12/01/46	2,555	2,564,835
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,610,165
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	2,315	1,943,459
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	710	783,182
		66,127,051
Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,301,239
Series A-1, Restructured, 5.00%, 07/01/58	10,392	10,360,122
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,088,768
Series A-2, Restructured, 4.33%, 07/01/40	3,889	3,852,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (c)	6,365	2,086,259
		22,688,558
South Carolina — 1.2%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54 (a)	3,235	3,479,014
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,190	2,231,695
		5,710,709
Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,172,938
Texas — 6.2%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	790	794,311
7.88%, 11/01/62	685	710,634
Aubrey Independent School District, GO, (PSF-GTD), 4.00%, 02/15/52	1,500	1,379,586
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/34	2,080	2,080,508
AMT, 5.00%, 11/15/52	1,550	1,600,854
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	600	643,999
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	$2,135	$ 2,136,012
Dallas Independent School District, Refunding GO, (PSF- GTD), 4.00%, 02/15/53	1,600	1,515,599
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	2,795	2,686,070
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	637,707
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	1,575	1,455,392
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,208,927
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,211,803
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	6,083,347
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,315	1,385,060
		29,529,809
Utah — 0.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	270	272,691
County of Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,443,317
		2,716,008
Virginia — 2.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	724	696,656
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59 (h)	1,739	1,390,741
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,290	3,172,685
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,975	4,999,235
		10,259,317
Washington — 1.6%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.48%, 01/01/40 (a)	1,325	1,312,811
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,773,680
Series A, 5.00%, 08/01/44	1,750	1,804,805
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/20/40 (a)	1,776	1,720,485
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	438,112
Series A, 5.00%, 07/01/48	400	405,918
		7,455,811
West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,657,832
Wisconsin — 1.3%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36 (b)	200	180,541
Series A, 5.00%, 06/01/51 (b)	680	542,784
Series A, 5.00%, 06/01/61 (b)	870	674,726
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, AMT, Senior Lien, 5.75%, 07/01/49	$2,650	$ 2,829,444
Public Finance Authority, Refunding RB
5.25%, 11/15/55	925	964,360
Series B, AMT, 5.00%, 07/01/42	1,000	985,805
		6,177,660
Wyoming — 0.4%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,545,123
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	498,057
		2,043,180
Total Municipal Bonds — 118.0% (Cost: $553,567,268)		557,455,969
Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Florida — 4.6%
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	12,097	12,867,578
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	8,260	8,847,200
		21,714,778
Massachusetts — 4.5%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	19,995	21,144,142
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,007	8,953,931
New York — 9.2%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	7,038,615
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,005	9,674,263
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,287,762
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	16,736	16,548,961
		43,549,601
Oregon — 2.5%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	10,557	11,268,759
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	600,113
		11,868,872
Pennsylvania — 4.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,052	8,339,054
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,758,255
		19,097,309
Security	Par (000)	Value
South Carolina — 4.6%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)	$19,995	$ 21,572,128
Texas — 6.0%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27 (j)	13,000	13,748,479
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	14,422,911
		28,171,390
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.3% (Cost: $175,390,291)		176,072,151
Total Long-Term Investments — 155.3% (Cost: $728,957,559)		733,528,120

	Shares
Short-Term Securities
	Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (k)(l)	3,269,308	3,269,635
	Total Short-Term Securities — 0.7% (Cost: $3,269,635)	3,269,635
	Total Investments — 156.0% (Cost: $732,227,194)	736,797,755
	Other Assets Less Liabilities — 0.8%	3,973,300
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.3)%	(114,888,629)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.5)%	(153,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 472,282,426

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	When-issued security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 500,584	$ 2,769,051 (a)	$ —	$ —	$ —	$ 3,269,635	3,269,308	$ 143,832	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	435	03/20/25	$ 47,408	$ (272,652)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 272,652	$ —	$ 272,652

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (272,652)	$ —	$ (272,652)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ — (a)
Average notional value of contracts — short	23,704,102

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 557,455,969	$ —	$ 557,455,969
Municipal Bonds Transferred to Tender Option Bond Trusts	—	176,072,151	—	176,072,151
Short-Term Securities
Money Market Funds	3,269,635	—	—	3,269,635
	$ 3,269,635	$ 733,528,120	$ —	$ 736,797,755
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (272,652)	$ —	$ —	$ (272,652)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (114,111,240)	$ —	$ (114,111,240)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$ —	$ (267,711,240)	$ —	$ (267,711,240)
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 1.6%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53 (a)	$405	$ 426,740
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,035	2,186,803
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 5.00%, 01/01/56	770	807,098
Series A-1, 5.50%, 01/01/53	685	731,115
		4,151,756
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	831,527
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	85,539
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46 (b)	1,685	1,625,847
		2,542,913
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49 (b)	2,305	2,297,049
AMT, Sustainability Bonds, 5.70%, 05/01/53	435	454,396
		2,751,445
California — 3.7%
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,093,388
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	340	350,226
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,318,334
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (b)	1,495	1,495,405
Central Valley Energy Authority, RB, 5.00%, 12/01/55 (a)	475	516,490
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,309,132
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,155	1,207,210
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42 (c)	2,000	952,887
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	1,170	1,153,589
		9,396,661
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	466,463
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	191,104
5.25%, 11/01/52	360	380,838
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	450	463,904
		1,502,309
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,458,763
District of Columbia — 8.4%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,206,301
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB, 5.00%, 10/01/48	$2,315	$ 2,305,655
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	380	371,181
Series A, AMT, 5.25%, 10/01/48	2,355	2,469,053
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33 (c)	6,590	4,812,317
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34 (c)	4,830	3,371,363
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35 (c)	6,515	4,338,492
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,648,102
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	575	558,964
		21,081,428
Florida — 5.8%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	204,657
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	380	376,200
5.00%, 05/01/48	1,120	1,108,800
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,422,820
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	995	1,017,474
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	480	494,264
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,380	2,513,113
(AGM), 5.75%, 09/01/54	425	468,517
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	103,910
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	227,453
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,546,081
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	5,000	5,047,864
		14,531,153
Georgia — 1.6%
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	488,510
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	295	319,492
Series A, 5.00%, 05/15/49	985	1,046,654
Series A, 5.00%, 06/01/53 (a)	2,185	2,295,366
		4,150,022
Illinois — 7.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	539,968
Series C, 5.25%, 12/01/35	1,465	1,465,586
Series D, 5.00%, 12/01/46	1,915	1,887,356
Series H, 5.00%, 12/01/36	450	453,348
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	450	454,284
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	615	621,163
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, 5.00%, 01/01/47	$2,500	$ 2,523,612
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	1,655	1,773,865
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27 (d)	90	92,182
4.00%, 02/15/41	2,850	2,721,040
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	780	845,668
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	2,500	2,347,999
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	881,054
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44 (c)	5,175	2,170,631
State of Illinois, GO, Series B, 5.25%, 05/01/43	500	535,273
		19,313,029
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	247,279
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,010	1,033,493
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43 (e)	1,200	1,385,005
		2,418,498
Louisiana — 1.3%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	345	366,176
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	1,200	1,226,116
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 12/15/27 (d)	60	61,552
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	915	918,052
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	545	577,823
		3,149,719
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	595	544,934
Massachusetts — 2.2%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,363,962
Series C, 5.00%, 10/01/52	1,335	1,402,125
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,159,490
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42 (b)	470	427,439
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,155,328
		5,508,344
Michigan — 5.7%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	1,550	1,626,338
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	545	579,914
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,387,398
Security	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue, RB (continued)
Series A, Senior Lien, 5.25%, 07/01/52	$1,290	$ 1,378,054
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,380,362
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,387,397
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	2,305	2,486,296
Michigan Finance Authority, RB
4.00%, 02/15/47	395	367,373
4.00%, 02/15/50	2,235	2,022,746
4.00%, 02/15/44	810	763,361
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,081,989
		14,461,228
Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,894,597
Series A, 5.25%, 02/15/53	565	572,319
Series A, 5.25%, 02/15/58	1,480	1,498,526
		3,965,442
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,419,392
Series C, 5.00%, 11/15/42	2,570	2,624,225
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,283,040
		6,326,657
New Jersey — 9.7%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,876,797
Series EEE, 5.00%, 06/15/48	5,845	6,001,605
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,314,661
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	965	924,109
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,253,551
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28 (d)	430	464,385
5.00%, 06/15/46	795	816,363
Series BB, 5.00%, 06/15/46	1,485	1,587,560
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,310,087
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	257,181
Series A, 5.25%, 06/01/46	270	274,922
Sub-Series B, 5.00%, 06/01/46	5,280	5,295,629
		24,376,850
New York — 17.3%
City of New York, GO, Series A-1, 4.00%, 09/01/46	800	768,049
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	545	518,601
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,846,879
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,585	1,624,670
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	529,836
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	791,514

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	$5,000	$ 5,015,882
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	475	514,954
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,410	4,397,435
Series DD, 4.13%, 06/15/47	4,535	4,485,241
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,845	1,661,063
Series A, 6.25%, 06/01/41 (b)	1,700	1,699,923
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	246,036
Class 1, 5.00%, 11/15/44 (b)	2,260	2,260,706
Class 2, 5.38%, 11/15/40 (b)	850	850,062
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,659,222
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	1,061,020
Series A, 4.00%, 03/15/47	3,855	3,718,704
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	470	503,825
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,095,416
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	835	864,610
AMT, Sustainability Bonds, 5.50%, 06/30/54	1,120	1,179,876
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	1,950	2,060,277
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,905,923
Series A, 5.25%, 05/15/52	400	428,107
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	825	862,619
		43,550,450
North Dakota — 0.7%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	1,770	1,789,859
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	742,563
Series B-2, Class 2, 5.00%, 06/01/55	1,855	1,668,140
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	405,699
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	576,993
		3,393,395
Oklahoma — 0.5%
Oklahoma Turnpike Authority, RB, Series A, 01/01/47 (f)	1,190	1,298,981
Pennsylvania — 2.4%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	250,749
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	544,910
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	690	758,120
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	452,633
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB (continued)
5.00%, 09/01/48	$345	$ 349,291
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	850	858,192
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,035,068
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	690	736,865
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	1,065	974,807
		5,960,635
Puerto Rico — 5.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,545,944
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,427,417
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	1,802,187
Series A-1, Restructured, 5.00%, 07/01/58	5,562	5,544,938
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,899,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (c)	5,051	1,655,568
		14,875,533
South Carolina — 3.0%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/46	1,175	1,302,634
Series A, 5.50%, 11/01/48	835	920,731
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,753,662
5.00%, 11/15/47	1,350	1,363,915
Series A, 5.00%, 05/01/48	1,505	1,524,152
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	605,608
		7,470,702
South Dakota — 0.5%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	1,310	1,314,717
Tennessee — 1.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,310,697
Tennergy Corp., RB, Series A, 5.50%, 10/01/53 (a)	1,640	1,747,378
		3,058,075
Texas — 15.3%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	435	437,374
7.88%, 11/01/62	370	383,846
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,841,662
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	190	185,697
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	310	330,564
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	$4,065	$ 4,288,084
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	775,367
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	210	232,175
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	470	456,063
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/46	4,500	4,893,698
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	1,155	1,091,014
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	390,798
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	1,545	1,640,549
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	1,335	1,426,605
East Montgomery County Improvement District Sales Tax Revenue, RB, (AGC), 5.25%, 08/15/49	305	329,964
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	670,025
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	90	95,777
New Caney Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	700	667,180
New Caney Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/48	5,250	5,592,641
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	645	685,617
Sulphur Springs Independent School District, GO, (PSF- GTD), 4.13%, 02/15/49	2,500	2,428,948
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	566,084
Series B, 5.00%, 07/01/48	4,545	4,635,721
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,655,878
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,140	1,152,227
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	750	713,913
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,120	1,063,193
		38,630,664
Utah — 1.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	135	136,345
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	1,950	1,999,309
Series A, AMT, 5.25%, 07/01/48	2,330	2,455,733
		4,591,387
Security	Par (000)	Value
Virginia — 0.4%
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	$1,035	$ 1,021,680
Wisconsin — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	328,240
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	925	912,815
		1,241,055
Total Municipal Bonds — 107.2% (Cost: $264,068,957)		270,075,563
Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama (a) — 8.5%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	11,029,622
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,536,717
		21,566,339
Florida — 5.8%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,287,256
Greater Orlando Aviation Authority, ARB
AMT, 5.25%, 10/01/48	6,166	6,559,514
Series A, AMT, 5.00%, 10/01/46	4,622	4,787,308
		14,634,078
Illinois — 0.9%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	2,055	2,163,870
Michigan — 1.0%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,604,141
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	3,080	3,059,963
New York — 9.6%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48 (h)	2,460	2,483,531
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	3,554	3,867,265
New York City Transitional Finance Authority, RB
Series C, 5.25%, 05/01/48	4,240	4,589,840
Series E, 5.00%, 11/01/47	4,630	4,949,672

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	$3,940	$ 4,052,135
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	3,947	4,159,114
		24,101,557
Oregon — 4.9%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,785,623
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/49	4,408	4,662,530
		12,448,153
Pennsylvania — 6.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,917	5,341,144
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	3,830	3,901,593
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49	3,000	2,978,893
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	3,178	3,447,476
		15,669,106
South Carolina — 2.8%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)	6,463	6,972,621
Texas — 1.3%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	2,971	3,235,366
Washington — 1.3%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	3,088	3,267,176
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5% (Cost: $108,687,947)		109,722,370
Total Long-Term Investments — 150.7% (Cost: $372,756,904)		379,797,933

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (i)(j)	7,645,481	$ 7,646,246
Total Short-Term Securities — 3.0% (Cost: $7,645,752)		7,646,246
Total Investments — 153.7% (Cost: $380,402,656)		387,444,179
Other Assets Less Liabilities — 0.5%		1,289,908
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4)%		(59,010,252)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.8)%		(77,700,000)
Net Assets Applicable to Common Shares — 100.0%		$ 252,023,835

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on July 1, 2032 to November 1, 2047, is $11,917,821. See
Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,544,928	$ 1,101,317 (a)	$ —	$ 123	$ (122)	$ 7,646,246	7,645,481	$ 74,927	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 270,075,563	$ —	$ 270,075,563
Municipal Bonds Transferred to Tender Option Bond Trusts	—	109,722,370	—	109,722,370
Short-Term Securities
Money Market Funds	7,646,246	—	—	7,646,246
	$ 7,646,246	$ 379,797,933	$ —	$ 387,444,179
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (58,633,449)	$ —	$ (58,633,449)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$ —	$ (136,333,449)	$ —	$ (136,333,449)
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.1%
Black Belt Energy Gas District, RB (a)
Series A, 5.25%, 01/01/54	$835	$ 888,963
Series A, 5.25%, 05/01/55	480	509,893
Series D, 5.00%, 03/01/55	1,625	1,733,698
Series F, 5.50%, 11/01/53	810	853,480
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,740	1,869,797
Energy Southeast A Cooperative District, RB (a)
Series B, 5.25%, 07/01/54	1,060	1,137,547
Series B-1, 5.75%, 04/01/54	1,815	2,001,877
Southeast Energy Authority A Cooperative District, RB (a)
Series A, 5.00%, 01/01/56	840	880,470
Series A-1, 5.50%, 01/01/53	740	789,818
Series B-1, 5.00%, 05/01/53	2,055	2,132,680
		12,798,223
Arizona — 2.9%
Arizona Industrial Development Authority, RB (b)
5.00%, 07/01/54	545	484,975
Series A, 5.00%, 07/01/49	545	504,163
Series A, 5.00%, 07/01/54	420	383,616
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,785,241
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	995,645
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39 (b)	500	492,196
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49 (b)	1,025	980,374
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54 (b)	290	274,180
Series A, 5.00%, 09/01/37	575	596,381
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53 (b)	745	758,716
		7,255,487
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49 (b)	1,275	1,259,534
AMT, Sustainability Bonds, 5.70%, 05/01/53	420	438,727
		1,698,261
California — 4.6%
California Enterprise Development Authority, RB, 8.00%, 11/15/62 (b)	370	379,100
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50 (a)(b)	345	355,377
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37 (b)	100	100,089
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43 (c)	5,000	5,092,091
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	778,733
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38 (d)	1,400	830,175
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31 (d)	1,110	904,541
Security	Par (000)	Value
California (continued)
Yosemite Community College District, GO (d)
Series D, Election 2004, 0.00%, 08/01/36	$2,000	$ 1,326,536
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,738,980
		11,505,622
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	240	247,219
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	881,101
		1,128,320
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	145	154,306
4.25%, 07/15/53	190	181,171
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45 (e)	1,610	1,619,062
		1,954,539
District of Columbia — 2.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/53	770	805,735
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	805,636
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	1,760	1,651,866
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,450	2,417,867
		5,681,104
Florida — 11.2%
Capital Trust Agency, Inc., RB (b)
5.00%, 01/01/55	535	513,593
Series A, 5.00%, 06/01/55	480	394,300
Series A, 5.50%, 06/01/57	170	150,522
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,389,867
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,210	2,385,342
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,064,294
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	433,631
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,489,198
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	376,633
Series A, AMT, 5.00%, 10/01/47	2,360	2,409,036
County of Osceola Florida Transportation Revenue, Refunding RB, CAB (d)
Series A-2, 0.00%, 10/01/46	480	164,659
Series A-2, 0.00%, 10/01/47	775	249,693
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	198,431
Florida Development Finance Corp., RB (b)
6.50%, 06/30/57 (f)(g)	193	51,327
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (b) (continued)
AMT, 5.00%, 05/01/29	$480	$ 486,135
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	3,040	3,153,918
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,542,095
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	2,165	2,183,372
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	300	324,127
Series C, 4.13%, 11/15/51	1,145	1,077,755
Series C, 5.50%, 11/15/54	480	529,934
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	224,777
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	211,514
4.00%, 05/01/50	395	321,125
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,866,673
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	1,205	1,184,382
Series A, 5.25%, 10/01/56	440	468,795
Seminole Improvement District, RB, 5.30%, 10/01/37	150	150,161
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	428,086
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	520	539,169
Village Community Development District No. 15, SAB, 5.25%, 05/01/54 (b)	215	220,416
		28,182,960
Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	466,665
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62 (b)	200	193,809
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	806,503
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	535	535,529
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	235	249,709
Series A, 5.00%, 06/01/53 (a)	620	651,317
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	362,897
Series A, 5.00%, 01/01/49	1,190	1,213,047
Series A, 5.00%, 01/01/59	880	891,603
		5,371,079
Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,315	2,343,101
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	315	319,403
Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,288,483
Series A, 5.00%, 12/01/40	1,195	1,202,151
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	$135	$ 138,130
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,980	1,986,854
Chicago O ’ Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	955	963,294
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	784,720
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	730,069
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,550	1,663,327
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	525	558,196
Illinois Finance Authority, RB, 5.00%, 10/01/48	475	503,200
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	665	638,428
Series A, 5.00%, 11/15/45	1,110	1,107,664
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	730	731,701
Series A, 4.00%, 01/01/46	930	873,456
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	678,513
Series A, (NPFGC), 0.00%, 12/15/36 (d)	10,000	6,225,435
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44 (d)	2,980	1,249,948
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,260,659
State of Illinois, GO
Series B, 5.25%, 05/01/41	635	685,462
Series B, 5.50%, 05/01/47	540	581,885
Series C, 5.00%, 12/01/48	850	886,010
		25,737,585
Indiana — 0.6%
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,445	1,507,280
Kentucky — 1.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52 (b)	150	143,587
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	188,890
Series A, 5.25%, 06/01/49	775	808,050
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	545	580,371
(BAM-TCRS), 5.00%, 06/01/46	480	507,723
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54 (a)	1,745	1,871,792
		4,100,413
Louisiana — 3.0%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	500	511,952
5.25%, 10/01/53	1,025	1,047,307
AMT, 5.75%, 09/01/64	1,195	1,290,406
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,421,477

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	$1,095	$ 1,141,645
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,010	1,013,369
		7,426,156
Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	885	893,126
Maryland — 0.4%
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	147,646
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	800	808,829
		956,475
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,870,308
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	822,835
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	335	319,985
		3,013,128
Michigan — 3.4%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	835,368
Michigan Finance Authority, RB
4.00%, 02/15/50	1,885	1,705,985
Series A, 4.00%, 11/15/50	2,550	2,279,627
Sustainability Bonds, 5.50%, 02/28/57	135	147,575
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	535	507,582
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	400	376,907
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	2,002,185
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	725	780,639
		8,635,868
Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	445	459,240
Missouri — 0.5%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	470	475,438
Series B, AMT, 5.00%, 03/01/39	670	688,093
		1,163,531
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,234,905
Nevada — 1.1%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,738,776
Security	Par (000)	Value
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	$362	$ 353,316
New Jersey — 4.4%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	190,841
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	935	945,666
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	734,839
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25 (h)	180	181,409
Series WW, 5.25%, 06/15/25 (h)	455	458,974
AMT, 5.13%, 01/01/34	610	610,745
AMT, 5.38%, 01/01/43	790	791,392
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	704,362
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	685	655,974
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	305	305,330
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32 (h)	1,490	1,720,704
Series A, 0.00%, 12/15/29 (d)	225	190,279
Series AA, 5.00%, 06/15/45	725	760,564
Series BB, 4.00%, 06/15/50	1,400	1,316,912
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	210	232,069
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,220	1,263,156
		11,063,216
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	181,381
New York — 11.6%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	272,850
Series B, 5.25%, 10/01/41	545	601,558
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	1,033,274
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,337,205
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	935	941,063
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	975	976,639
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	2,105	2,271,058
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44 (b)	775	775,242
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,431,691
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	451,975
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	$230	$ 216,281
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	710	677,503
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	474,600
AMT, 5.63%, 04/01/40	470	503,825
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,095,416
AMT, Sustainability Bonds, 5.25%, 06/30/49	720	749,752
AMT, Sustainability Bonds, 5.50%, 06/30/54	830	874,373
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,800	1,882,177
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,480	1,553,149
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,200	1,273,761
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,535	1,573,909
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	250	254,598
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	3,150	2,993,371
Series A, 4.50%, 05/15/63	1,000	988,786
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	2,000,003
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	1,705	1,809,001
		29,013,060
North Carolina — 0.9%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	1,625	1,608,936
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	525	530,174
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	178,441
		2,317,551
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	970	980,883
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,180	1,960,402
County of Franklin Ohio, RB, 5.00%, 11/01/48	450	489,367
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,185	1,186,092
		3,635,861
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	345	334,652
Security	Par (000)	Value
Oregon — 0.8%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 10/01/54 (i)	$1,490	$ 1,592,006
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38 (d)	875	483,891
		2,075,897
Pennsylvania — 6.4%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,010	1,027,843
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	174,908
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	4,450	4,492,888
AMT, 5.50%, 06/30/41	900	969,341
AMT, 5.75%, 06/30/48	780	838,013
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,153,602
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	2,095	2,134,161
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	417,701
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 5.00%, 12/01/44	1,300	1,347,686
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	1,070	1,077,854
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	265	292,314
		15,926,311
Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,611	6,464,600
Series A-1, Restructured, 5.00%, 07/01/58	2,998	2,988,803
Series A-2, Restructured, 4.78%, 07/01/58	276	272,103
Series A-2, Restructured, 4.33%, 07/01/40	738	731,011
Series B-1, Restructured, 4.75%, 07/01/53	309	302,114
Series B-2, Restructured, 4.78%, 07/01/58	411	403,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46 (d)	4,475	1,466,773
		12,628,565
South Carolina — 3.3%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	294,565
4.38%, 11/01/49	465	420,245
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54 (a)	1,650	1,774,459
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,048,555
5.00%, 01/01/55 (b)	855	730,065
7.50%, 08/15/62 (b)	405	393,003
Series A, 5.50%, 11/01/50	1,195	1,311,757
Series A, 5.50%, 11/01/54	365	398,714
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	360	393,549

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB (continued)
Series A, 4.00%, 12/01/55	$550	$ 497,097
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	95	99,506
		8,361,515
Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	171,350
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	1,025,432
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	200	209,043
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	835	841,284
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	1,039,189
Tennergy Corp., RB, Series A, 5.50%, 10/01/53 (a)	1,040	1,108,093
		4,394,391
Texas — 13.6%
Arlington Higher Education Finance Corp., RB (b)
7.50%, 04/01/62	420	422,292
7.88%, 11/01/62	370	383,846
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	954,588
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	500	475,685
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	105	111,734
Series A, AMT, 1st Lien, 5.50%, 08/01/44	105	111,198
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,735
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	405	405,596
Series B, AMT, 5.50%, 07/15/37	360	386,991
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	229,069
Sub-Series A, AMT, 4.00%, 07/01/46	830	737,098
Sub-Series A, AMT, 4.00%, 07/01/48	2,055	1,802,559
County of Harris Texas Toll Road Revenue, Refunding RB
1st Lien, 4.00%, 08/15/45	425	409,876
Series A, 1st Lien, 4.00%, 08/15/49	2,500	2,357,478
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	410	396,877
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	665	710,631
Dickinson Independent School District, GO, (PSF-GTD), 4.13%, 02/15/48	350	336,176
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	370	351,925
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/46	1,075	1,030,945
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27 (d)(h)	1,850	1,101,553
Security	Par (000)	Value
Texas (continued)
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	$360	$ 342,480
New Caney Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	290	276,403
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50 (b)	450	418,004
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31 (c)(h)	10,000	12,006,155
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	912,692
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	595	624,071
1st Lien, 5.00%, 10/01/53	500	527,506
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	465	446,828
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	525	479,345
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	105	107,827
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	237,337
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,589,725
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,170	1,114,182
Texas Water Development Board, RB, 4.80%, 10/15/52	2,170	2,242,026
		34,138,433
Utah — 2.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53 (b)	140	141,395
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	3,485	3,511,521
Series A, AMT, 5.25%, 07/01/48	235	247,681
Series A, AMT, 5.00%, 07/01/51	1,450	1,482,170
Series A, AMT, 5.25%, 07/01/53	510	533,392
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39 (b)	185	179,351
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40 (b)	335	324,374
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	675	681,064
		7,100,948
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	930,590
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	726,087
Wisconsin — 0.9%
Public Finance Authority, RB
5.00%, 10/15/56 (b)	215	181,280
Class A, 5.00%, 06/15/51 (b)	555	465,881
Class A, 6.00%, 06/15/52	140	137,062
Class A, 6.13%, 06/15/57	160	158,171
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 07/01/40 (b)	$300	$ 289,299
Series A, AMT, Senior Lien, 5.75%, 07/01/49	965	1,030,345
		2,262,038
Total Municipal Bonds — 108.7% (Cost: $263,243,628)		272,529,277
Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Alabama (a) — 4.9%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,794	4,131,870
Series C-1, 5.25%, 02/01/53	7,721	8,106,379
		12,238,249
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,676	3,932,362
District of Columbia — 1.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	920,566
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	3,286	3,470,771
		4,391,337
Florida — 5.1%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,345	3,675,812
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,320,582
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,661,696
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,865
		12,759,955
Georgia — 1.3%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53 (a)	2,970	3,152,779
Illinois — 7.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	3,706	3,902,425
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,902	5,251,263
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	2,027,581
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	6,870	7,096,750
		18,278,019
Security	Par (000)	Value
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$2,325	$ 2,309,875
Nebraska — 2.2%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	2,189	2,156,475
Omaha Public Power District, RB, Series C, 5.00%, 02/01/54	3,209	3,406,689
		5,563,164
New York — 9.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/50	3,796	4,050,801
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	4,020	4,311,144
Sub Series CC-1, 5.25%, 06/15/54	3,089	3,348,732
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	3,674	3,976,775
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,750,054
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	1,910	1,952,165
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,091,272
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,438,624
		22,919,567
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,999	3,256,478
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,020	2,174,660
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,258,122
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54 (a)	4,589	4,950,871
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52 (a)	4,395	4,646,255
Texas — 4.5%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	4,143	4,370,184
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,610	1,766,587

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/53	$2,386	$ 2,519,520
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,540	2,655,677
		11,311,968
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	3,280	3,034,632
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.2% (Cost: $115,211,544)		118,178,293
Total Long-Term Investments — 155.9% (Cost: $378,455,172)		390,707,570

	Shares
Short-Term Securities
	Money Market Funds — 2.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99% (j)(k)	6,146,665	6,147,280
	Total Short-Term Securities — 2.5% (Cost: $6,147,256)	6,147,280
	Total Investments — 158.4% (Cost: $384,602,428)	396,854,850
	Other Assets Less Liabilities — 0.5%	1,380,197
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.5)%	(69,016,536)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%	(78,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 250,618,511

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 604,235	$ 5,543,044 (a)	$ —	$ 26	$ (25)	$ 6,147,280	6,146,665	$ 40,705	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	42	03/20/25	$ 4,577	$ (42,716)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
U.S. Long Bond	36	03/20/25	$ 4,105	$ (72,522)
5-Year U.S. Treasury Note	29	03/31/25	3,090	(20,202)
				$ (135,440)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 135,440	$ —	$ 135,440

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (378,907)	$ —	$ (378,907)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 165,527	$ —	$ 165,527
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 5,886,051
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 272,529,277	$ —	$ 272,529,277
Municipal Bonds Transferred to Tender Option Bond Trusts	—	118,178,293	—	118,178,293
Short-Term Securities
Money Market Funds	6,147,280	—	—	6,147,280
	$ 6,147,280	$ 390,707,570	$ —	$ 396,854,850

2025
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
January 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (135,440)	$ —	$ —	$ (135,440)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$ —	$ (68,540,167)	$ —	$ (68,540,167)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$ —	$ (147,140,167)	$ —	$ (147,140,167)
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
(unaudited)
January 31, 2025

	BKN	BFK	BLE	MHD
ASSETS
Investments, at value — unaffiliated (a)	$ 343,599,072	$ 782,169,424	$ 854,827,726	$ 1,075,899,794
Investments, at value — affiliated (b)	2,533,007	4,549,643	3,575,772	12,714,853
Cash	—	—	9,179,663	—
Cash pledged for futures contracts	230,000	874,000	—	739,000
Receivables:
Investments sold	5,000	16,159,969	50,375	15,000
TOB Trust	—	6,153,999	—	—
Dividends — affiliated	4,577	14,553	5,682	18,059
Interest — unaffiliated	3,260,953	8,568,189	9,243,510	10,971,312
Variation margin on futures contracts	31,296	115,656	—	102,334
Deferred offering costs	89,677	205,929	1,000	—
Prepaid expenses	—	—	—	11,371
Total assets	349,753,582	818,811,362	876,883,728	1,100,471,723
ACCRUED LIABILITIES
Bank overdraft	12,159	—	—	2,723
Payables:
Investments purchased	1,380,962	21,821,804	2,903,331	4,361,494
Accounting services fees	30,561	43,186	35,458	69,366
Administration fees	43,949	—	—	—
Custodian fees	2,245	4,131	4,316	5,860
Income dividend distributions — Common Shares	980,733	2,192,742	2,577,261	3,102,426
Interest expense and fees	418,106	914,502	912,706	1,333,783
Investment advisory fees	85,902	354,257	329,245	438,426
Directors ’ and Officer ’ s fees	35,880	137,246	87,905	47,852
Other accrued expenses	21,252	22,364	26,901	10,469
Professional fees	28,646	40,659	33,074	29,015
Reorganization costs	23,393	35,827	27,681	19,008
Transfer agent fees	13,059	20,328	24,271	12,226
Total accrued liabilities	3,076,847	25,587,046	6,962,149	9,432,648
OTHER LIABILITIES
TOB Trust Certificates	60,907,612	149,489,981	131,994,702	186,687,991
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs (c)(d)(e)	67,800,000	154,100,000	174,100,000	214,000,000
Total other liabilities	128,707,612	303,589,981	306,094,702	400,687,991
Total liabilities	131,784,459	329,177,027	313,056,851	410,120,639
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 217,969,123	$ 489,634,335	$ 563,826,877	$ 690,351,084
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital (f)(g)(h)	$ 237,299,421	$ 576,567,422	$ 650,748,958	$ 791,548,583
Accumulated loss	(19,330,298)	(86,933,087)	(86,922,081)	(101,197,499)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 217,969,123	$ 489,634,335	$ 563,826,877	$ 690,351,084
Net asset value per Common Share	$ 12.67	$ 11.16	$ 11.81	$ 13.24
(a) Investments, at cost — unaffiliated	$330,556,034	$764,105,678	$844,279,779	$1,051,702,585
(b) Investments, at cost — affiliated	$2,533,007	$4,549,617	$3,575,772	$12,714,853
(c) Preferred Shares outstanding	678	1,541	1,741	2,140
(d) Preferred Shares authorized	7,121	Unlimited	Unlimited	8,478
(e) Par value per Preferred Share	$0.10	$0.001	$0.001	$0.10
(f) Common Shares outstanding	17,205,846	43,854,836	47,727,056	52,141,616
(g) Common Shares authorized	199,992,879	Unlimited	Unlimited	199,991,522
(h) Par value per Common Share	$0.01	$0.001	$0.001	$0.10
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2025

	MVF	MVT	MQT
ASSETS
Investments, at value — unaffiliated (a)	$ 733,528,120	$ 379,797,933	$ 390,707,570
Investments, at value — affiliated (b)	3,269,635	7,646,246	6,147,280
Cash pledged for futures contracts	879,000	—	258,000
Receivables:
Investments sold	—	—	5,000
Dividends — affiliated	6,688	11,022	8,907
Interest — unaffiliated	7,080,946	3,944,144	4,065,410
Variation margin on futures contracts	108,733	—	35,238
Prepaid expenses	56,447	—	—
Total assets	744,929,569	391,399,345	401,227,405
ACCRUED LIABILITIES
Bank overdraft	1,773	—	1,001
Payables:
Investments purchased	1,545,451	1,296,421	1,588,906
Accounting services fees	55,074	33,391	33,952
Custodian fees	3,714	2,077	2,684
Income dividend distributions — Common Shares	2,171,293	1,126,517	1,129,890
Interest expense and fees	777,389	376,803	476,369
Investment advisory fees	271,188	131,652	144,634
Directors ’ and Officer ’ s fees	81,433	1,778	1,780
Other accrued expenses	578	25,659	24,750
Professional fees	28,010	33,255	31,152
Reorganization costs	—	—	25,260
Transfer agent fees	—	14,508	8,349
Total accrued liabilities	4,935,903	3,042,061	3,468,727
OTHER LIABILITIES
TOB Trust Certificates	114,111,240	58,633,449	68,540,167
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs (c)(d)(e)	153,600,000	77,700,000	78,600,000
Total other liabilities	267,711,240	136,333,449	147,140,167
Total liabilities	272,647,143	139,375,510	150,608,894
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 472,282,426	$ 252,023,835	$ 250,618,511
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital (f)(g)(h)	$ 540,175,929	$ 282,804,407	$ 273,749,581
Accumulated loss	(67,893,503)	(30,780,572)	(23,131,070)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 472,282,426	$ 252,023,835	$ 250,618,511
Net asset value per Common Share	$ 7.83	$ 12.08	$ 11.31
(a) Investments, at cost — unaffiliated	$728,957,559	$372,756,904	$378,455,172
(b) Investments, at cost — affiliated	$3,269,635	$7,645,752	$6,147,256
(c) Preferred Shares outstanding	1,536	777	786
(d) Preferred Shares authorized	10,000,000	8,400	7,565
(e) Par value per Preferred Share	$0.10	$0.10	$0.10
(f) Common Shares outstanding	60,313,687	20,861,423	22,154,712
(g) Common Shares authorized	150,000,000	199,991,600	199,992,435
(h) Par value per Common Share	$0.10	$0.10	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations
(unaudited)
Six Months Ended January 31, 2025

	BKN	BFK	BLE	MHD
INVESTMENT INCOME
Dividends — affiliated	$ 56,557	$ 69,951	$ 52,910	$ 122,476
Interest — unaffiliated	7,815,267	17,774,280	19,103,144	24,211,015
Total investment income	7,871,824	17,844,231	19,156,054	24,333,491
EXPENSES
Investment advisory	600,453	2,333,318	2,392,868	2,968,943
Administration	257,337	—	—	—
Professional	33,881	54,659	47,715	40,240
Accounting services	29,636	41,534	34,102	67,382
Reorganization	24,488	36,777	41,995	19,328
Transfer agent	19,866	26,188	27,033	42,691
Directors and Officer	8,883	21,658	21,486	23,385
Registration	3,990	7,633	8,328	9,089
Custodian	2,344	4,227	4,107	6,093
Printing and postage	2,198	2,201	1,354	2,959
Offering	—	—	119,733	—
Miscellaneous	50,898	53,740	55,333	57,085
Total expenses excluding interest expense, fees and amortization of offering costs	1,033,974	2,581,935	2,754,054	3,237,195
Interest expense, fees and amortization of offering costs (a)	2,443,646	5,631,145	5,960,971	7,612,472
Total expenses	3,477,620	8,213,080	8,715,025	10,849,667
Less:
Fees waived and/or reimbursed by the Manager	(122,755)	(317,604)	(391,158)	(433,981)
Total expenses after fees waived and/or reimbursed	3,354,865	7,895,476	8,323,867	10,415,686
Net investment income	4,516,959	9,948,755	10,832,187	13,917,805
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,632,156)	(547,748)	(869,117)	(1,016,798)
Investments — affiliated	—	14	1,060	—
Futures contracts	(346,985)	(85,268)	—	(1,077,293)
	(1,979,141)	(633,002)	(868,057)	(2,094,091)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,655,569)	(7,019,483)	(10,635,018)	(13,695,472)
Investments — affiliated	—	(14)	(1,060)	—
Futures contracts	155,244	(687,214)	—	465,918
	(3,500,325)	(7,706,711)	(10,636,078)	(13,229,554)
Net realized and unrealized loss	(5,479,466)	(8,339,713)	(11,504,135)	(15,323,645)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$ (962,507)	$ 1,609,042	$ (671,948)	$ (1,405,840)
(a) Related to TOB Trusts and/or VMTP Shares.
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2025

	MVF	MVT	MQT
INVESTMENT INCOME
Dividends — affiliated	$ 143,832	$ 74,927	$ 40,705
Interest — unaffiliated	16,691,673	8,452,401	8,992,628
Total investment income	16,835,505	8,527,328	9,033,333
EXPENSES
Investment advisory	1,878,994	967,834	990,227
Transfer agent	67,872	19,432	25,871
Accounting services	53,596	32,545	32,814
Professional	49,929	35,704	34,034
Directors and Officer	19,006	8,266	8,265
Registration	11,071	4,294	4,294
Printing and postage	9,737	1,364	2,345
Custodian	3,681	1,993	2,822
Reorganization	—	—	25,580
Miscellaneous	56,120	52,632	52,985
Total expenses excluding interest expense, fees and amortization of offering costs	2,150,006	1,124,064	1,179,237
Interest expense, fees and amortization of offering costs (a)	5,273,731	2,643,403	2,840,879
Total expenses	7,423,737	3,767,467	4,020,116
Less:
Fees waived and/or reimbursed by the Manager	(282,540)	(159,672)	(147,273)
Total expenses after fees waived and/or reimbursed	7,141,197	3,607,795	3,872,843
Net investment income	9,694,308	4,919,533	5,160,490
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(540,634)	(109,709)	(31,789)
Investments — affiliated	—	123	26
Futures contracts	—	—	(378,907)
	(540,634)	(109,586)	(410,670)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,921,146)	(4,811,388)	(5,699,123)
Investments — affiliated	—	(122)	(25)
Futures contracts	(272,652)	—	165,527
	(10,193,798)	(4,811,510)	(5,533,621)
Net realized and unrealized loss	(10,734,432)	(4,921,096)	(5,944,291)
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$ (1,040,124)	$ (1,563)	$ (783,801)
(a) Related to TOB Trusts and/or VMTP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BKN		BFK
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$ 4,516,959	$ 8,116,551	$ 9,948,755	$ 18,480,854
Net realized loss	(1,979,141)	(8,899,443)	(633,002)	(25,989,260)
Net change in unrealized appreciation (depreciation)	(3,500,325)	8,273,745	(7,706,711)	18,900,959
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(962,507)	7,490,853	1,609,042	11,392,553
DISTRIBUTIONS TO COMMON SHAREHOLDERS (a)
From net investment income	(5,884,400) (b)	(9,084,718)	(13,156,451) (b)	(20,681,243)
Return of capital	—	(1,505,489)	—	(2,262,773)
Decrease in net assets resulting from distributions to Common Shareholders	(5,884,400)	(10,590,207)	(13,156,451)	(22,944,016)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(2,461,995)	—	(5,545,723)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(6,846,907)	(5,561,349)	(11,547,409)	(17,097,186)
Beginning of period	224,816,030	230,377,379	501,181,744	518,278,930
End of period	$ 217,969,123	$ 224,816,030	$ 489,634,335	$ 501,181,744

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BLE		MHD
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$ 10,832,187	$ 20,659,971	$ 13,917,805	$ 25,198,040
Net realized loss	(868,057)	(15,779,617)	(2,094,091)	(34,712,565)
Net change in unrealized appreciation (depreciation)	(10,636,078)	22,980,801	(13,229,554)	36,417,576
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(671,948)	27,861,155	(1,405,840)	26,903,051
DISTRIBUTIONS TO COMMON SHAREHOLDERS (a)
From net investment income	(15,272,658) (b)	(23,089,183)	(17,884,574) (b)	(27,833,684)
Return of capital	—	(3,329,207)	—	(1,547,916)
Decrease in net assets resulting from distributions to Common Shareholders	(15,272,658)	(26,418,390)	(17,884,574)	(29,381,600)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(5,278,307)	—	(6,897,831)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(15,944,606)	(3,835,542)	(19,290,414)	(9,376,380)
Beginning of period	579,771,483	583,607,025	709,641,498	719,017,878
End of period	$ 563,826,877	$ 579,771,483	$ 690,351,084	$ 709,641,498

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	MVF		MVT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$ 9,694,308	$ 18,005,476	$ 4,919,533	$ 9,051,620
Net realized loss	(540,634)	(10,820,541)	(109,586)	(6,081,632)
Net change in unrealized appreciation (depreciation)	(10,193,798)	22,060,212	(4,811,510)	8,377,767
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,040,124)	29,245,147	(1,563)	11,347,755
DISTRIBUTIONS TO COMMON SHAREHOLDERS (a)
From net investment income	(12,555,715) (b)	(19,606,435)	(6,613,071) (b)	(10,081,657)
Return of capital	—	(983,499)	—	(999,007)
Decrease in net assets resulting from distributions to Common Shareholders	(12,555,715)	(20,589,934)	(6,613,071)	(11,080,664)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	(24,668,881)	(3,869,138)	—	(2,399,715)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(38,264,720)	4,786,075	(6,614,634)	(2,132,624)
Beginning of period	510,547,146	505,761,071	258,638,469	260,771,093
End of period	$ 472,282,426	$ 510,547,146	$ 252,023,835	$ 258,638,469

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

MQT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$ 5,160,490	$ 9,485,254
Net realized loss	(410,670)	(9,150,435)
Net change in unrealized appreciation (depreciation)	(5,533,621)	9,519,378
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(783,801)	9,854,197
DISTRIBUTIONS TO COMMON SHAREHOLDERS (a)
From net investment income	(6,690,723) (b)	(10,500,574)
Return of capital	—	(1,309,812)
Decrease in net assets resulting from distributions to Common Shareholders	(6,690,723)	(11,810,386)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(2,265,141)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(7,474,524)	(4,221,330)
Beginning of period	258,093,035	262,314,365
End of period	$ 250,618,511	$ 258,093,035

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows
(unaudited)
Six Months Ended January 31, 2025

	BKN	BFK	BLE	MHD
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$ (962,507)	$ 1,609,042	$ (671,948)	$ (1,405,840)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	29,767,273	193,609,655	71,282,168	96,698,731
Purchases of long-term investments	(54,060,547)	(222,751,471)	(104,664,900)	(166,428,528)
Net proceeds from sales (purchases) of short-term securities	929,923	(1,807,079)	(41,547)	(9,040,615)
Amortization of premium and accretion of discount on investments and other fees	(876,569)	(25,221)	93,979	(476,807)
Net realized loss on investments	1,632,156	547,734	868,057	1,016,798
Net unrealized depreciation on investments	3,655,569	7,019,497	10,636,078	13,695,472
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	996	(4,263)	9,636	(8,902)
Interest — unaffiliated	(350,234)	(922,770)	(250,448)	(1,010,777)
Variation margin on futures contracts	(31,296)	(115,656)	—	(102,334)
Prepaid expenses	37,109	38,874	34,086	50,149
Deferred offering costs.	(1,000)	(1,000)	118,733	—
Increase (Decrease) in Liabilities
Payables
Accounting services fees	14,707	20,668	16,960	33,467
Administration fees	2,475	—	—	—
Custodian fees	1,211	2,156	2,013	3,129
Interest expense and fees	126,332	23,778	107,415	430,351
Investment advisory fees	45,806	122,287	96,569	157,857
Directors ’ and Officer ’ s fees	1,526	(9,607)	3,660	1,714
Other accrued expenses	8,106	5,937	11,584	(2,183)
Professional fees	(9,770)	(1,153)	(5,206)	(17,309)
Reorganization costs	23,393	35,827	27,681	19,008
Transfer agent fees	(486)	(4,505)	(5,237)	(18,659)
Variation margin on futures contracts	(64,861)	—	—	(203,260)
Net cash used for operating activities	(20,110,688)	(22,607,270)	(22,330,667)	(66,608,538)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(5,884,400)	(13,156,451)	(15,177,204)	(17,519,583)
Repayments of TOB Trust Certificates	(752,657)	—	(2,477,737)	(1,354,100)
Proceeds from TOB Trust Certificates	26,767,441	36,645,998	43,451,248	85,559,912
Increase (decrease) in bank overdraft	6,304	(8,277)	—	(10,691)
Net cash provided by financing activities	20,136,688	23,481,270	25,796,307	66,675,538
CASH
Net increase in restricted and unrestricted cash	26,000	874,000	3,465,640	67,000
Restricted and unrestricted cash at beginning of period	204,000	—	5,714,023	672,000
Restricted and unrestricted cash at end of period	$ 230,000	$ 874,000	$ 9,179,663	$ 739,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 2,317,314	$ 5,607,367	$ 5,853,556	$ 7,182,121
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ —	$ —	$ 9,179,663	$ —
Cash pledged
Futures contracts	230,000	874,000	—	739,000
	$ 230,000	$ 874,000	$ 9,179,663	$ 739,000
See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended January 31, 2025

	MVF	MVT	MQT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$ (1,040,124)	$ (1,563)	$ (783,801)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	129,240,270	30,788,941	42,467,374
Purchases of long-term investments	(147,939,846)	(48,384,149)	(58,688,351)
Net proceeds from sales (purchases) of short-term securities	8,230,949	(1,101,317)	(5,543,045)
Amortization of premium and accretion of discount on investments and other fees	83,745	67,530	(128,786)
Net realized loss on investments	540,634	109,586	31,763
Net unrealized depreciation on investments	9,921,146	4,811,510	5,699,148
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	17,003	3,479	(5,426)
Interest — unaffiliated	61,436	(49,495)	(251,237)
Variation margin on futures contracts	(108,733)	—	(35,238)
Prepaid expenses	(14,734)	35,519	35,523
Increase (Decrease) in Liabilities
Payables
Accounting services fees	26,642	16,195	16,250
Custodian fees	1,847	987	1,451
Interest expense and fees	127,621	63,677	62,395
Investment advisory fees	87,722	38,454	49,060
Directors ’ and Officer ’ s fees	(12,379)	(92)	(91)
Other accrued expenses	(10,651)	10,425	11,278
Professional fees	(6,620)	(10,456)	(10,994)
Reorganization costs	—	—	25,260
Transfer agent fees	(30,340)	(443)	(6,486)
Variation margin on futures contracts	—	—	(70,989)
Net cash used for operating activities	(824,412)	(13,601,212)	(17,124,942)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(12,287,812)	(6,540,056)	(6,646,414)
Repayments of TOB Trust Certificates	—	(30,456)	(884,242)
Net payments on Common Shares redeemed	(24,668,881)	—	—
Proceeds from TOB Trust Certificates	38,668,152	20,178,011	24,683,598
Decrease in bank overdraft	(8,047)	(6,287)	(5,000)
Net cash provided by financing activities	1,703,412	13,601,212	17,147,942
CASH
Net increase in restricted and unrestricted cash	879,000	—	23,000
Restricted and unrestricted cash at beginning of period	—	—	235,000
Restricted and unrestricted cash at end of period	$ 879,000	$ —	$ 258,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 5,146,110	$ 2,579,726	$ 2,778,484
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	879,000	—	258,000
	$ 879,000	$ —	$ 258,000
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

BKN
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$ 13.07	$ 13.21	$ 13.86	$ 13.79	$ 16.71	$ 14.89	$ 15.75
Net investment income (a)	0.26	0.47	0.52	0.16	0.74	0.81	0.71
Net realized and unrealized gain (loss)	(0.32)	(0.00) (b)	(0.59)	0.11	(2.84)	1.80	(0.88)
Net increase (decrease) from investment operations	(0.06)	0.47	(0.07)	0.27	(2.10)	2.61	(0.17)
Distributions to Common Shareholders (c)
From net investment income	(0.34) (d)	(0.52)	(0.50)	(0.20)	(0.82)	(0.79)	(0.69)
Return of capital	—	(0.09)	(0.08)	—	—	—	—
Total distributions to Common Shareholders	(0.34)	(0.61)	(0.58)	(0.20)	(0.82)	(0.79)	(0.69)
Net asset value, end of period	$ 12.67	$ 13.07	$ 13.21	$ 13.86	$ 13.79	$ 16.71	$ 14.89
Market price, end of period	$ 11.49	$ 12.19	$ 11.75	$ 14.61	$ 15.14	$ 19.20	$ 14.75
Total Return Applicable to Common Shareholders (e)
Based on net asset value	(0.30)% (f)	4.28%	(0.06)%	1.98% (f)	(13.23)%	17.68%	(1.16)%
Based on market price	(3.06)% (f)	9.34%	(15.67)%	(2.09)% (f)	(17.09)%	36.51%	7.77%
Ratios to Average Net Assets Applicable to Common Shareholders (g)
Total expenses	3.08% (h)(i)(j)	3.31% (i)	3.40%	2.33% (h)(k)	1.52%	1.53%	2.31%
Total expenses after fees waived and/or reimbursed	2.97% (h)(i)(j)	3.25% (i)	3.40%	2.32% (h)(k)	1.52%	1.53%	2.31%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs (l)	0.79% (h)	0.84% (i)	0.93%	0.99% (h)(k)	0.92%	0.93%	0.93%
Net investment income to Common Shareholders	4.02% (h)	3.68%	3.96%	4.80% (h)	4.56%	4.93%	4.39%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 217,969	$ 224,816	$ 230,377	$ 243,842	$ 237,646	$ 287,404	$ 255,884
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 67,800	$ 67,800	$ 125,900	$ 125,900	$ 125,900	$ 125,900	$ 125,900
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 269,351 (m)	$ 318,920 (m)	$ 273,583 (m)	$ 243,263 (m)	$ 288,757 (n)	$ 328,280 (n)	$ 303,244 (n)
TOB Trust Certificates, end of period (000)	$ 60,908	$ 34,893	$ 6,819	$ 44,306	$ 47,151	$ 54,214	$ 56,112
Asset coverage per $1,000 of TOB Trust Certificates, end of period (o)	$ 5,692	$ 9,386	$ 53,248	$ 9,345	N/A	N/A	N/A
Portfolio turnover rate	8%	42%	31%	9%	17%	10%	16%

(a)	Based on average Common Shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.09% and 2.98%, respectively.

(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.07% and 2.96%, respectively.
(k)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.38%, 2.37% and 1.04%, respectively.

(l)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)
(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BFK
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$ 11.43	$ 11.66	$ 12.18	$ 12.15	$ 14.74	$ 12.91	$ 14.17
Net investment income (a)	0.23	0.42	0.40	0.13	0.61	0.69	0.67
Net realized and unrealized gain (loss)	(0.20)	(0.13)	(0.49)	0.05	(2.50)	1.83	(1.28)
Net increase (decrease) from investment operations	0.03	0.29	(0.09)	0.18	(1.89)	2.52	(0.61)
Distributions to Common Shareholders (b)
From net investment income	(0.30) (c)	(0.47)	(0.36)	(0.14)	(0.70)	(0.69)	(0.65)
Return of capital	—	(0.05)	(0.07)	(0.01)	—	—	—
Total distributions to Common Shareholders	(0.30)	(0.52)	(0.43)	(0.15)	(0.70)	(0.69)	(0.65)
Net asset value, end of period	$ 11.16	$ 11.43	$ 11.66	$ 12.18	$ 12.15	$ 14.74	$ 12.91
Market price, end of period	$ 10.25	$ 10.23	$ 10.11	$ 11.25	$ 11.69	$ 15.05	$ 12.14
Total Return Applicable to Common Shareholders (d)
Based on net asset value	0.50% (e)	3.27%	(0.10)%	1.56% (e)	(13.35)%	19.81%	(4.51)%
Based on market price	3.13% (e)	6.60%	(6.22)%	(2.51)% (e)	(18.35)%	30.10%	(7.74)%
Ratios to Average Net Assets Applicable to Common Shareholders (f)
Total expenses	3.26% (g)(h)(i)	3.52%	3.39%	2.32% (g)(j)	1.61%	1.63%	2.30%
Total expenses after fees waived and/or reimbursed	3.13% (g)(h)(i)	3.45%	3.39%	2.32% (g)(j)	1.61%	1.63%	2.30%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs (k)	0.89% (g)	0.93%	1.03%	1.06% (g)(j)	1.03%	1.05%	1.02%
Net investment income to Common Shareholders	3.96% (g)	3.72%	3.53%	4.35% (g)	4.26%	4.84%	4.68%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 489,634	$ 501,182	$ 518,279	$ 548,691	$ 547,214	$ 662,092	$ 578,807
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 154,100	$ 154,100	$ 270,800	$ 270,800	$ 270,800	$ 270,800	$ 270,800
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 261,281 (l)	$ 292,178 (l)	$ 291,388 (l)	$ 247,905 (l)	$ 302,073 (m)	$ 344,495 (m)	$ 313,740 (m)
TOB Trust Certificates, end of period (000)	$ 149,490	$ 106,690	$ —	$ 100,175	$ 120,204	$ 139,150	$ 135,464
Asset coverage per $1,000 of TOB Trust Certificates, end of period (n)	$ 5,306	$ 7,142	N/A	$ 9,181	N/A	N/A	N/A
Portfolio turnover rate	27%	94%	62%	4%	15%	13%	17%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.12%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.27% and 3.14%, respectively.

(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.35%, 2.35% and 1.08%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)
(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BLE
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$ 12.15	$ 12.09	$ 12.60	$ 15.18	$ 14.79	$ 15.16	$ 14.55
Net investment income (a)	0.23	0.43	0.44	0.57	0.69	0.73	0.71
Net realized and unrealized gain (loss)	(0.25)	0.18	(0.48)	(2.52)	0.44	(0.40)	0.60
Net increase (decrease) from investment operations	(0.02)	0.61	(0.04)	(1.95)	1.13	0.33	1.31
Distributions to Common Shareholders (b)
From net investment income	(0.32) (c)	(0.48)	(0.39)	(0.63)	(0.74)	(0.70)	(0.70)
Return of capital	—	(0.07)	(0.08)	—	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.55)	(0.47)	(0.63)	(0.74)	(0.70)	(0.70)
Net asset value, end of period	$ 11.81	$ 12.15	$ 12.09	$ 12.60	$ 15.18	$ 14.79	$ 15.16
Market price, end of period	$ 10.71	$ 10.86	$ 10.45	$ 11.77	$ 16.10	$ 14.83	$ 15.48
Total Return Applicable to Common Shareholders (d)
Based on net asset value	0.07% (e)	5.93%	0.39%	(12.94)% (e)	7.82%	2.37%	9.52%
Based on market price	1.53% (e)	9.54%	(7.11)%	(23.32)% (e)	14.05%	0.52%	18.17%
Ratios to Average Net Assets Applicable to Common Shareholders (f)
Total expenses	2.97% (g)(h)(i)	3.22%	3.43%	1.74% (g)	1.60% (j)	2.03% (k)	2.55%
Total expenses after fees waived and/or reimbursed	2.84% (g)(h)(i)	3.15%	3.43%	1.74% (g)	1.57% (j)	2.00% (k)	2.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs (l)	0.80% (g)	0.82%	0.96%	0.94% (g)	1.00% (j)	0.99% (k)	0.98%
Net investment income to Common Shareholders	3.73% (g)	3.64%	3.74%	4.50% (g)	4.54%	4.96%	4.86%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 563,827	$ 579,771	$ 583,607	$ 615,642	$ 738,513	$ 348,328	$ 356,649
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 174,100	$ 174,100	$ 302,700	$ 302,700	$ 302,700	$ 151,300	$ 151,300
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 284,200 (m)	$ 315,862 (m)	$ 273,428 (m)	$ 247,830 (m)	$ 343,975 (n)	$ 330,223 (n)	$ 335,723 (n)
TOB Trust Certificates, end of period (000)	$ 131,995	$ 94,485	$ 33,812	$ 113,752	$ 155,988	$ 73,763	$ 59,519
Asset coverage per $1,000 of TOB Trust Certificates, end of period (o)	$ 6,591	$ 8,979	$ 27,213	$ 9,073	N/A	N/A	N/A
Portfolio turnover rate	8%	32%	37%	27%	15%	19%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.94% and 2.81%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.00% and 2.87%, respectively.

(j)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/orreimbursed and excluding interest expense, fees, and amortization of offering costs would have been 1.56%, 1.56% and 0.99%, respectively.

(k)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 2.00%, 2.00% and 0.98%, respectively.

(l)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)
(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

MHD
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$ 13.61	$ 13.62	$ 14.35	$ 14.27	$ 17.30	$ 15.18	$ 16.56
Net investment income (a)	0.27	0.48	0.48	0.16	0.72	0.78	0.74
Net realized and unrealized gain (loss)	(0.30)	0.07	(0.69)	0.10	(3.02)	2.07	(1.36)
Net increase (decrease) from investment operations	(0.03)	0.55	(0.21)	0.26	(2.30)	2.85	(0.62)
Distributions to Common Shareholders (b)
From net investment income	(0.34) (c)	(0.53)	(0.50)	(0.18)	(0.73)	(0.73)	(0.76)
From net realized gain	—	—	—	—	(0.00) (d)	—	—
Return of capital	—	(0.03)	(0.02)	—	—	—	—
Total distributions to Common Shareholders	(0.34)	(0.56)	(0.52)	(0.18)	(0.73)	(0.73)	(0.76)
Net asset value, end of period	$ 13.24	$ 13.61	$ 13.62	$ 14.35	$ 14.27	$ 17.30	$ 15.18
Market price, end of period	$ 12.11	$ 12.04	$ 11.84	$ 13.32	$ 12.87	$ 16.33	$ 13.91
Total Return Applicable to Common Shareholders (e)
Based on net asset value	0.01% (f)	4.86% (g)	(0.82)%	1.93% (f)	(13.64)%	19.31%	(4.02)%
Based on market price	3.41% (f)	6.71%	(7.12)%	4.91% (f)	(17.48)%	22.90%	(8.52)%
Ratios to Average Net Assets Applicable to Common Shareholders (h)
Total expenses	3.05% (i)(j)(k)	3.14%	3.25%	2.19% (i)	1.52%	1.56% (j)	2.16%
Total expenses after fees waived and/or reimbursed	2.92% (i)(j)(k)	3.07%	3.24%	2.18% (i)	1.50%	1.51% (j)	2.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs (l)	0.78% (i)	0.81%	0.94%	0.96% (i)	0.93%	0.98% (j)	0.97%
Net investment income to Common Shareholders	3.91% (i)	3.62%	3.55%	4.44% (i)	4.30%	4.59%	4.40%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 690,351	$ 709,641	$ 719,018	$ 765,773	$ 761,147	$ 923,079	$ 215,764
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 214,000	$ 214,000	$ 347,800	$ 347,800	$ 347,800	$ 347,800	$ 83,700
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 272,291 (m)	$ 324,228 (m)	$ 291,952 (m)	$ 249,559 (m)	$ 318,846 (n)	$ 365,405 (n)	$ 357,782 (n)
TOB Trust Certificates, end of period (000)	$ 186,688	$ 102,482	$ 26,783	$ 164,222	$ 176,042	$ 213,104	$ 53,130
Asset coverage per $1,000 of TOB Trust Certificates, end of period (o)	$ 5,844	$ 10,013	$ 40,832	$ 7,781	N/A	N/A	N/A
Portfolio turnover rate	9%	54%	38%	4%	15%	13%	21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.04% and 2.92%, respectively.
(k)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.05% and 2.93%, respectively.

(l)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)
(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

MVF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$ 8.05	$ 7.90	$ 8.37	$ 10.08	$ 9.60	$ 9.83	$ 9.35
Net investment income (a)	0.16	0.28	0.26	0.35	0.41	0.43	0.44
Net realized and unrealized gain (loss)	(0.18)	0.19	(0.44)	(1.69)	0.47	(0.25)	0.50
Net increase (decrease) from investment operations	(0.02)	0.47	(0.18)	(1.34)	0.88	0.18	0.94
Distributions to Common Shareholders (b)
From net investment income	(0.20) (c)	(0.30)	(0.26)	(0.37)	(0.40)	(0.41)	(0.46)
Return of capital	—	(0.02)	(0.03)	—	—	—	—
Total distributions to Common Shareholders	(0.20)	(0.32)	(0.29)	(0.37)	(0.40)	(0.41)	(0.46)
Net asset value, end of period	$ 7.83	$ 8.05	$ 7.90	$ 8.37	$ 10.08	$ 9.60	$ 9.83
Market price, end of period	$ 7.25	$ 7.35	$ 6.83	$ 7.81	$ 9.80	$ 8.77	$ 9.49
Total Return Applicable to Common Shareholders (d)
Based on net asset value	(0.02)% (e)	6.78%	(1.57)%	(13.30)% (e)	9.62%	2.30%	10.76%
Based on market price	1.40% (e)	12.77%	(8.80)%	(16.79)% (e)	16.66%	(3.19)%	13.47%
Ratios to Average Net Assets Applicable to Common Shareholders (f)
Total expenses	2.99% (g)	3.08%	3.07%	1.58% (g)	1.34%	1.77%	2.29%
Total expenses after fees waived and/or reimbursed	2.88% (g)	3.02%	3.06%	1.58% (g)	1.34%	1.77%	2.29%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs (h)	0.75% (g)	0.76%	0.85%	0.86% (g)	0.84%	0.85%	0.87%
Net investment income to Common Shareholders	3.90% (g)	3.62%	3.37%	4.18% (g)	4.17%	4.48%	4.74%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 472,282	$ 510,547	$ 505,761	$ 542,470	$ 653,755	$ 622,750	$ 637,636
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 153,600	$ 153,600	$ 243,800	$ 243,800	$ 243,800	$ 243,800	$ 243,800
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 276,415 (i)	$ 322,905 (i)	$ 287,855 (i)	$ 260,636 (i)	$ 368,152 (j)	$ 355,435 (j)	$ 361,541 (j)
TOB Trust Certificates, end of period (000)	$ 114,111	$ 75,443	$ 25,430	$ 93,902	$ 106,029	$ 97,266	$ 100,463
Asset coverage per $1,000 of TOB Trust Certificates, end of period (k)	$ 6,485	$ 9,803	$ 30,475	$ 9,373	N/A	N/A	N/A
Portfolio turnover rate	18%	37%	37%	26%	13%	18%	31%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(i)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(j)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

(k)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

MVT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$ 12.40	$ 12.36	$ 12.91	$ 12.91	$ 15.60	$ 13.60	$ 14.87
Net investment income (a)	0.24	0.43	0.42	0.13	0.65	0.72	0.68
Net realized and unrealized gain (loss)	(0.24)	0.14	(0.52)	0.03	(2.64)	1.97	(1.27)
Net increase (decrease) from investment operations	—	0.57	(0.10)	0.16	(1.99)	2.69	(0.59)
Distributions to Common Shareholders (b)
From net investment income	(0.32) (c)	(0.48)	(0.38)	(0.16)	(0.70)	(0.69)	(0.68)
Return of capital	—	(0.05)	(0.07)	—	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.53)	(0.45)	(0.16)	(0.70)	(0.69)	(0.68)
Net asset value, end of period	$ 12.08	$ 12.40	$ 12.36	$ 12.91	$ 12.91	$ 15.60	$ 13.60
Market price, end of period	$ 10.73	$ 11.04	$ 10.66	$ 12.04	$ 11.89	$ 15.15	$ 12.55
Total Return Applicable to Common Shareholders (d)
Based on net asset value	0.24% (e)	5.47%	(0.14)%	1.31% (e)	(13.19)%	20.22%	(4.21)%
Based on market price	0.01% (e)	8.88%	(7.65)%	2.58% (e)	(17.67)%	26.52%	(8.02)%
Ratios to Average Net Assets Applicable to Common Shareholders (f)
Total expenses	2.91% (g)	3.13%	3.41%	2.26% (g)(h)	1.49%	1.47%	2.14%
Total expenses after fees waived and/or reimbursed	2.78% (g)	3.07%	3.40%	2.26% (g)(h)	1.49%	1.47%	2.13%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs (i)	0.74% (g)	0.79%	0.92%	0.96% (g)(h)	0.90%	0.90%	0.89%
Net investment income to Common Shareholders	3.80% (g)	3.57%	3.45%	4.24% (g)	4.28%	4.75%	4.51%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 252,024	$ 258,638	$ 260,771	$ 275,901	$ 275,829	$ 332,905	$ 290,223
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 77,700	$ 77,700	$ 140,000	$ 140,000	$ 140,000	$ 140,000	$ 140,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 284,859 (j)	$ 319,704 (j)	$ 280,704 (j)	$ 243,146 (j)	$ 297,021 (k)	$ 337,789 (k)	$ 307,302 (k)
TOB Trust Certificates, end of period (000)	$ 58,633	$ 40,021	$ 4,308	$ 52,740	$ 60,726	$ 57,997	$ 56,198
Asset coverage per $1,000 of TOB Trust Certificates, end of period (l)	$ 6,624	$ 9,404	$ 94,029	$ 8,886	N/A	N/A	N/A
Portfolio turnover rate	8%	38%	51%	4%	14%	13%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.31%, 2.31% and 1.01%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(k)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

(l)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

MQT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$ 11.65	$ 11.71	$ 12.30	$ 12.17	$ 14.58	$ 13.02	$ 13.77
Net investment income (a)	0.23	0.43	0.45	0.14	0.62	0.65	0.57
Net realized and unrealized gain (loss)	(0.27)	0.04	(0.56)	0.15	(2.38)	1.53	(0.78)
Net increase (decrease) from investment operations	(0.04)	0.47	(0.11)	0.29	(1.76)	2.18	(0.21)
Distributions to Common Shareholders (b)
From net investment income	(0.30) (c)	(0.47)	(0.45)	(0.16)	(0.65)	(0.62)	(0.54)
Return of capital	—	(0.06)	(0.03)	—	—	—	—
Total distributions to Common Shareholders	(0.30)	(0.53)	(0.48)	(0.16)	(0.65)	(0.62)	(0.54)
Net asset value, end of period	$ 11.31	$ 11.65	$ 11.71	$ 12.30	$ 12.17	$ 14.58	$ 13.02
Market price, end of period	$ 10.18	$ 10.52	$ 10.17	$ 11.94	$ 11.08	$ 13.92	$ 11.99
Total Return Applicable to Common Shareholders (d)
Based on net asset value	(0.09)% (e)	4.87%	(0.25)%	2.45% (e)	(12.49)%	17.24%	(1.41)%
Based on market price	(0.41)% (e)	9.03%	(10.76)%	9.24% (e)	(16.55)%	21.55%	1.97%
Ratios to Average Net Assets Applicable to Common Shareholders (f)
Total expenses	3.10% (g)(h)(i)	3.27%	3.14%	2.21% (g)(j)	1.46%	1.47%	2.29%
Total expenses after fees waived and/or reimbursed	2.98% (g)(h)(i)	3.21%	3.14%	2.20% (g)(j)	1.46%	1.47%	2.29%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs (k)	0.78% (g)	0.81%	0.90%	0.97% (g)(j)	0.90%	0.91%	0.92%
Net investment income to Common Shareholders	3.99% (g)	3.74%	3.91%	4.66% (g)	4.38%	4.57%	4.04%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 250,619	$ 258,093	$ 262,314	$ 277,927	$ 275,030	$ 328,873	$ 293,673
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$ 78,600	$ 78,600	$ 116,500	$ 116,500	$ 116,500	$ 116,500	$ 116,500
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$ 270,327 (l)	$ 309,251 (l)	$ 291,013 (l)	$ 247,340 (l)	$ 336,077 (m)	$ 382,294 (m)	$ 352,080 (m)
TOB Trust Certificates, end of period (000)	$ 68,540	$ 44,741	$ 20,828	$ 72,129	$ 76,171	$ 80,614	$ 82,178
Asset coverage per $1,000 of TOB Trust Certificates, end of period (n)	$ 5,803	$ 8,525	$ 19,188	$ 6,468	N/A	N/A	N/A
Portfolio turnover rate	13%	42%	41%	8%	16%	8%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.11% and 2.99%, respectively.

(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.09% and 2.97%, respectively.
(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.25%, 2.25% and 1.01%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by multiplying
the results by 100,000.

2025
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)
(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund
’
s total liabilities (not including
VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements
(unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Investment Quality Municipal Trust, Inc.	BKN	Maryland	Diversified
BlackRock Municipal Income Trust	BFK	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Fund, Inc.	MHD	Maryland	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified
BlackRock MuniVest Fund II, Inc.	MVT	Maryland	Diversified
BlackRock MuniYield Quality Fund II, Inc.	MQT	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On January 20, 2025, the Board approved the reorganization of BlackRock Municipal Income Quality Trust (BYM), BFK and BLE into MHD, with MHD continuing as the surviving fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to occur during the second half of 2025.
On January 20, 2025, the Board approved the reorganization of BKN, MQT and BlackRock MuniYield Fund, Inc. (MYD) into BlackRock MuniYield Quality Fund, Inc. (MQY), with MQY continuing as the surviving Fund. Subject to the requisite approvals by each Fund’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to occur during the second half of 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Interest income, including amortization and accretion of
premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash:
The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note
10
.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income
Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each

Fund, as applicable. Deferred compensation
liabilities, if any, are included in the Directors
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts
are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the

2025
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds

have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting:
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds
’
adoption of the new standard impacted financial statement disclosures only and did not affect each

Fund
’
s financial
position or results of operations.
The Chief Financial Officer acts as the Funds
’
Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each

Fund. The CODM has concluded that each

Fund operates as a single operating segment since the Funds

have a single investment strategy as disclosed in their
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds
’
financial
statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Fund
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Fund’s Manager as the valuation
designee for each

Fund. Each

Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Fund
’
s assets and liabilities:
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Funds to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
Municipal Bonds Transferred to TOB Trusts:
The

Funds leverage

their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The
TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust
Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a
Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the
Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MVF
’
s, MVT’s and MQT’s management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB
Trust transactions.Each

Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the
TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a

Fund. A

Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts:
The municipal bonds deposited into a TOB Trust are presented in a

Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a

Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and
Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a

Fund on an accrual basis. Interest
expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a

Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees

2025
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

and amortization of offering costs in the Statements of Operations.

Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of
Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BKN	$ 794,383	$ 93,874	$ 37,311	$ 925,568
BFK	1,875,143	221,324	84,764	2,181,231
BLE	1,781,564	204,426	79,614	2,065,604
MHD	2,421,933	282,983	114,432	2,819,348
MVF	1,579,386	188,874	68,777	1,837,037
MVT	778,390	89,293	37,236	904,919
MQT	925,390	112,191	42,978	1,080,559
For the six months ended January 31, 2025, the following table is a summary of each Fund
’
s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BKN	$ 103,777,136	$ 60,907,612	2.25% — 2.55%	$ 50,527,986	3.63%
BFK	311,632,916	149,489,981	2.25 — 2.35	119,831,097	3.61
BLE	242,103,970	131,994,702	2.27 — 2.55	114,188,724	3.59
MHD	309,988,408	186,687,991	2.25 — 2.55	154,014,543	3.63
MVF	176,072,151	114,111,240	2.25 — 2.35	100,254,508	3.63
MVT	109,722,370	58,633,449	2.27 — 2.55	49,879,548	3.60
MQT	118,178,293	68,540,167	2.27 — 2.55	58,632,726	3.65

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a

Fund invests in a TOB Trust on a recourse basis, a

Fund enters into a reimbursement agreement with the Liquidity Provider where a

Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a

Fund invests in a recourse TOB Trust, a

Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a

Fund at January 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a

Fund at January 31, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

For such services, BKN, BFK and BLE , pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Fund
’
s
managed assets:

	BKN	BFK	BLE
Investment advisory fees	0.35%	0.60%	0.55%
For such services, MHD, MVF, MVT and MQT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MHD	MVF	MVT	MQT
Investment advisory fees	0.55%	0.50%	0.50%	0.50%
For purposes of calculating these fees, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
For purposes of calculating this fee, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB
Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
Distribution Fees:
BKN, BFK and BLE have entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BKN, BFK and BLE common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BKN’s, BFK
’
s and BLE’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the six months ended January 31, 2025 amounted to $0, $0 and $0, respectively.
Administration:

BKN has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the
Fund’s average weekly managed assets. For BKN, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense

Waivers and Reimbursements:

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent

Directors, or by a vote of a majority of the outstanding voting securities of a

Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31,
2025, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
BKN	$ 1,912
BFK	2,504
BLE	1,981
MHD	4,411
MVF	4,897
MVT	2,732
MQT	1,485
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each

Fund
’
s assets invested in affiliated equity and fixed-income
mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Funds
’
Independent

Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended
January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of the preferred shares (determined by multiplying the Fund’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
BKN	$ 120,843
BFK	315,100
BLE	375,813
MHD	429,570
MVF	277,643
MVT	156,940
MQT	145,788

2025
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

The Manager reimbursed BLE $13,364 for reorganization cost.
Directors and Officers:

Certain directors and/or officers of the Funds

are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion
of the compensation paid to the Funds
’

Chief Compliance Officer, which is included in Directors

and Officer in the Statements of Operations.
7.

PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments,

excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
BKN	$ 51,787,428	$ 28,378,956
BFK	222,265,672	209,744,025
BLE	89,218,867	69,167,511
MHD	159,803,765	96,176,944
MVF	148,825,284	129,240,269
MVT	39,066,612	29,825,756
MQT	56,083,247	40,158,175
8.
INCOME TAX INFORMATION
It is each

Fund
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each

Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Fund
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Fund
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds
’
financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds
’
NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards
BKN	$ (28,159,225)
BFK	(98,828,240)
BLE	(89,909,503)
MHD	(115,258,170)
MVF	(65,431,026)
MVT	(34,985,448)
MQT	(32,128,148)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BKN	$ 272,171,694	$ 15,772,400	$ (2,840,174)	$ 12,932,226
BFK	618,445,607	22,557,170	(4,460,905)	18,096,265
BLE	715,423,484	18,945,162	(7,959,850)	10,985,312
MHD	879,367,162	32,240,869	(10,070,239)	22,170,630
MVF	619,407,636	13,303,554	(10,297,327)	3,006,227
MVT	321,732,322	9,659,576	(2,581,168)	7,078,408
MQT	316,422,819	15,064,973	(3,308,549)	11,756,424
9.
PRINCIPAL RISKS
In the normal course of business, the Funds

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a

Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds
’
investments in the TOB Trusts may adversely affect the Funds
’
net investment income and dividends to Common

Shareholders.
Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds
’
NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the
“Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB
Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds
’
ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during
periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclo
s
ed in its Schedule of Investments.

2025
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

The

Funds

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
10.

CAPITAL SHARE TRANSACTIONS
BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares. B
FK and BLE are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.
The par value for BKN’s Common Shares is $0.01. The par value of BFK and BLE Common Shares is $0.001. The par value for BKN’s Preferred Shares outstanding is $0.10. The par value for BFK and BLE Preferred Shares is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MHD, MVT and MQT are each authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for MHD, MVT and MQT Common
Shares is $0.10. The par value for MHD, MVT and MQT Preferred Shares outstanding is $0.10. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.
Common Shares
For the six months ended January 31, 2025, shares issued and outstanding remained constant for BKN, BFK, BLE, MHD, MVT and MQT.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through
November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s
NAV. The Repurchase Program expired on November 30, 2024 and was not renewed. For the period ended November 30, 2024, the Funds did not repurchase any shares.
The total cost of the shares repurchased is reflected in each

Fund
’
s

Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BKN
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	233,302	2,461,995

	BFK
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	592,796	5,545,723

	BLE
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	545,996	5,278,307

	MHD
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	637,511	6,897,831
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

	MVF
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	604,049	3,869,138

	MVT
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	244,533	2,399,715

	MQT
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	239,935	2,265,141
BKN, BFK and BLE have filed a prospectus with the SEC allowing it to issue an additional 5,000,000, 10,000,000 and 15,000,000 Common Shares, respectively, through an equity Shelf Offering. Effective November 17, 2024, BLE is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares. Under the Shelf Offering, BKN and BFK, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 4,634,875 and
9,998,351 Common Shares, respectively, remain available for issuance under the Shelf Offering. For the six months ended January 31, 2025, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BKN and BFK in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
MVF adopted a discount management program (the “Program”) that is comprised of six 3-month measurement periods, expiring with the measurement period ending
September 30, 2025, unless continued by the Board. Under the Program, the Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. The Board approved the Fund offering to repurchase
2.5% of its outstanding common shares for the first measurement period, which began on April 1, 2024 and ended on June 30, 2024, the second measurement period, which began on July 1, 2024 and ended on September 30, 2024, and the third measurement period, which began on October 1, 2024 and ended on December 31, 2024 as the discount trigger was met. The results of the fourth through sixth measurement periods, and any action approved by the Board as a result, will be announced promptly after the end of each applicable measurement period. There is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular tender offer that is executed and there can be no assurance as to the effect that the Program will have on the market for the Fund’s shares or the discount at which the Fund’s shares may trade relative to its NAV.
As a result of the discount trigger being met during the first, second and third measurement periods, the Fund conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired.
The results of the tender offers were as follows:

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/22/24	08/22/24	26,471,815	41.7%	1,586,158	2.5%	$7.9086	$12,544,289
10/18/24	11/21/24	26,002,760	42.0	1,546,504	2.5	7.8400	12,124,592
01/22/25	02/24/25	23,258,037	38.6	1,507,842	2.5	7.6734	11,570,275

(a)	Date the tender offer period began.
Preferred Shares
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferre
d
Shar
e
s, voting as a separate class, to (a) adopt any plan

2025
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VMTP Shares
Each Fund (for purposes of this section, each a “VMTP Fund”) has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Fund may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances.
As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody ’ s Rating	Fitch Rating
BKN	12/20/23	678	$ 67,800,000	07/02/26	Aa1	AA
BFK	12/20/23	1,541	154,100,000	07/02/26	Aa1	AA
BLE	12/20/23	1,741	174,100,000	07/02/26	Aa1	AA
MHD	12/20/23	2,140	214,000,000	07/02/26	Aa1	AA
MVF	12/20/23	1,536	153,600,000	07/02/26	Aa1	AA
MVT	12/20/23	777	77,700,000	07/02/26	Aa1	AA
MQT	12/20/23	786	78,600,000	07/02/26	Aa1	AA
Redemption Terms:
A VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.

There
is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Fund. With respect to each Fund, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If each Fund redeems the VMTP
Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends:
Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and
Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Fund fails to co
mply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the six months ended January 31, 2025, the average annualized dividend rates for the VMTP Shares were as follows:

	BKN	BFK	BLE	MHD	MVF	MVT	MQT
Dividend rates	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%
For the six months

ended

January 31, 2025, VMTP Shares issued and outstanding of each VMTP Fund remained constant.
Offering Costs:
The Funds incurred costs in connection with the issuance of VMTP Shares,  which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VMTP Shares.

Amortization of these costs is included in interest expense, fees and amortization of offering costs in the
Statements of Operations.
Financial Reporting:
The VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends	Deferred Offering Costs Amortization
BKN	$ 1,518,078	$ —
BFK	3,449,914	—
BLE	3,895,367	—
MHD	4,793,124	—
MVF	3,436,694	—
MVT	1,738,484	—
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Fund Name	Dividends	Deferred Offering Costs Amortization
MQT	$ 1,760,320	$ —
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds
’

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BKN	02/03/25	02/14/25	03/03/25	$ 0.057000
	03/03/25	03/14/25	04/01/25	0.057000
BFK	02/03/25	02/14/25	03/03/25	0.050000
	03/03/25	03/14/25	04/01/25	0.050000
BLE	02/03/25	02/14/25	03/03/25	0.054000
	03/03/25	03/14/25	04/01/25	0.054000
MHD	02/03/25	02/14/25	03/03/25	0.059500
	03/03/25	03/14/25	04/01/25	0.059500
MVF	02/03/25	02/14/25	03/03/25	0.036000
	03/03/25	03/14/25	04/01/25	0.036000
MVT	02/03/25	02/14/25	03/03/25	0.054000
	03/03/25	03/14/25	04/01/25	0.054000
MQT	02/03/25	02/14/25	03/03/25	0.051000
	03/03/25	03/14/25	04/01/25	0.051000
The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:

	Preferred Shares (a)
Fund Name	Shares	Series	Declared
BKN	VMTP	W-7	$ 195,023
BFK	VMTP	W-7	443,259
BLE	VMTP	W-7	500,788
MHD	VMTP	W-7	615,558
MVF	VMTP	W-7	441,821
MVT	VMTP	W-7	223,499
MQT	VMTP	W-7	226,088

(a)	Dividends declared for period February 1, 2025 to February 28, 2025.
Effective March 17, 2025, BFK is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common
Shares.

2025
BlackRock Semi-Annual Report to Shareholders

Additional Information

Fund Certification
The Funds

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Funds
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds
’
exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund
’
s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and
Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds, other than BKN, do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each
Fund’s Statement of Additional Information may have become outdated.
BKN
’
s Statement of Additional Information includes additional information about the Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since July 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BKN only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BKN only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including for BKN only, prospectus, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Additional Information

Additional Information
(continued)

Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Funds has delegated the voting of proxies for the Funds
’
securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund
Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at
www.blackrock.com
.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BKN may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BKN may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BKN
’
s  net asset value (“NAV”) per Common Share (calculated within
48 hours of pricing).  While any such Shelf Offering may allow BKN to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
BKN filed a final prospectus with the SEC in connection with its Shelf Offering on June 6, 2022. This report and the prospectus of BKN, is not an offer to sell BKN Common
Shares or solicitations of an offer to buy BKN Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of BKN contains important information about BKN, including its investment objectives, risks, charges and expenses. Investors are urged to read the prospectus of BKN carefully and in its entirety before investing. Copies of the final prospectus for BKN can be obtained from BlackRock at
blackrock.com
.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114

2025
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Fund and Service Providers (continued)

Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
VMTP Redemption and Paying Agent
The Bank of New York Mellon

New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02110

Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the
Funds
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax

2025
BlackRock Semi-Annual Report to Shareholders

THIS PAGE INTENTIONALLY LEFT BLANK.

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800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for
Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMUNI7-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 24, 2025